UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-00058

George Putnam Balanced Fund

(Exact name of registrant as specified in charter)

100 Federal Street, Boston, Massachusetts 02110

(Address of principal executive offices) (Zip code)

Stephen Tate, Vice President

100 Federal Street,

Boston, Massachusetts 02110

Copy to:

Bryan Chegwidden, Esq.

Ropes & Gray LLP

1211 Avenue of the Americas

New York, NY 10036

James E. Thomas, Esq.

Ropes & Gray LLP

800 Boylston Street

Boston, Massachusetts 02199

(Name and address of agent for service)

Registrant’s telephone number, including area code: (617) 292-1000

Date of fiscal year end: July 31

Date of reporting period: July 31, 2025

ITEM 1.	REPORT TO STOCKHOLDERS.

(a) The Report to Shareholders is filed herewith

George Putnam Balanced Fund
Class A [PGEOX]
Annual Shareholder Report | July 31, 2025

This annual shareholder report contains important information about George Putnam Balanced Fund for the period August 1, 2024, to July 31, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$96	0.91%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended July 31, 2025, Class A shares of George Putnam Balanced Fund returned 10.77%. The Fund compares its performance to the George Putnam Blended Index† and the S&P 500 Index, which returned 11.50% and 16.33%, respectively, for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Overweight position in data storage company Seagate Technology
↑	Overweight position in Oracle, a cloud application and platform services company
↑	In fixed income, overweight in investment-grade corporate credit, security selection in Boeing, JBS USA Holdings, and certain capital securities in the banking sector

Top detractors from performance:
↓	Overweight position in technology company Advanced Micro Device
↓	Overweight position in Salesforce, a cloud-based software company
↓	In fixed income, overweight in Huntsman, a chemicals company that was downgraded to high yield
Use of derivatives and the impact on performance:
The Fund’s use of derivatives, in aggregate, contributed positively to results. Currency forwards had a small negative impact while futures and options added to performance.
George Putnam Balanced Fund	PAGE 1	38900-ATSA-0925

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT ($9,425 AFTER MAXIMUM APPLICABLE SALES CHARGE) –
Class A 7/31/2015 — 7/31/2025
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended July 31, 2025

	1 Year	5 Year	10 Year
Class A	10.77	9.39	9.01
Class A (with sales charge)	4.40	8.10	8.37
Russell 3000 Index	15.68	15.19	13.02
Bloomberg U.S. Aggregate Index	3.38	-1.07	1.66
George Putnam Blended Index†	11.50	9.18	9.18
S&P 500 Index	16.33	15.88	13.66
†	The George Putnam Blended Index is comprised of 60% S&P 500 Index and 40% Bloomberg U.S. Aggregate Index.
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
For current month-end performance, please call Franklin Templeton at (800) 225-1581 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of July 31, 2025)

Total Net Assets	$2,210,820,734
Total Number of Portfolio Holdings*	703
Total Management Fee Paid	$10,861,303
Portfolio Turnover Rate	97%
*	Does not include derivatives, except purchased options, if any.
George Putnam Balanced Fund	PAGE 2	38900-ATSA-0925

WHAT DID THE FUND INVEST IN? (as of July 31, 2025)
Portfolio Composition*,† (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
†	Certain categories may represent less than 0.1%.
HOW HAS THE FUND CHANGED?
Effective November 1, 2024 (the “Effective Date”), Putnam Investments Limited (“PIL”), a sub-advisor of the Fund prior to the Effective Date, merged with and into Franklin Templeton Investment Management Limited (“FTIML”), a wholly-owned subsidiary of Franklin Resources, Inc. (the “Merger”). As of the Effective Date, PIL investment professionals became employees of FTIML, and the sub-advisory agreement between Putnam Investment Management, LLC (“Putnam Management”) and PIL with respect to the Fund was terminated. In connection with the Merger, the Fund’s Trustees approved a new sub-advisory agreement between Putnam Management and FTIML, pursuant to which FTIML became a sub-advisor of the Fund on the Effective Date.
Effective September 5, 2024 (the “Conversion Date”), class B shares of the Fund acquired prior to the Conversion Date converted automatically to class A shares.
This is a summary of certain changes to the Fund since August 1, 2024. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by December 1, 2025, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) 225-1581 or
funddocuments@putnam.com.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) 225-1581. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
George Putnam Balanced Fund	PAGE 3	38900-ATSA-0925

George Putnam Balanced Fund
Class C [PGPCX]
Annual Shareholder Report | July 31, 2025

This annual shareholder report contains important information about George Putnam Balanced Fund for the period August 1, 2024, to July 31, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$174	1.66%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended July 31, 2025, Class C shares of George Putnam Balanced Fund returned 10.00%. The Fund compares its performance to the George Putnam Blended Index† and the S&P 500 Index, which returned 11.50% and 16.33%, respectively, for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Overweight position in data storage company Seagate Technology
↑	Overweight position in Oracle, a cloud application and platform services company
↑	In fixed income, overweight in investment-grade corporate credit, security selection in Boeing, JBS USA Holdings, and certain capital securities in the banking sector

Top detractors from performance:
↓	Overweight position in technology company Advanced Micro Device
↓	Overweight position in Salesforce, a cloud-based software company
↓	In fixed income, overweight in Huntsman, a chemicals company that was downgraded to high yield
Use of derivatives and the impact on performance:
The Fund’s use of derivatives, in aggregate, contributed positively to results. Currency forwards had a small negative impact while futures and options added to performance.
George Putnam Balanced Fund	PAGE 1	38900-ATSC-0925

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT – Class C 7/31/2015 — 7/31/2025
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended July 31, 2025

	1 Year	5 Year	10 Year
Class C	10.00	8.57	8.36
Class C (with sales charge)	9.00	8.57	8.36
Russell 3000 Index	15.68	15.19	13.02
Bloomberg U.S. Aggregate Index	3.38	-1.07	1.66
George Putnam Blended Index†	11.50	9.18	9.18
S&P 500 Index	16.33	15.88	13.66
†	The George Putnam Blended Index is comprised of 60% S&P 500 Index and 40% Bloomberg U.S. Aggregate Index.
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
Class C share performance reflects conversion to class A shares after eight years.
For current month-end performance, please call Franklin Templeton at (800) 225-1581 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of July 31, 2025)

Total Net Assets	$2,210,820,734
Total Number of Portfolio Holdings*	703
Total Management Fee Paid	$10,861,303
Portfolio Turnover Rate	97%
*	Does not include derivatives, except purchased options, if any.
George Putnam Balanced Fund	PAGE 2	38900-ATSC-0925

WHAT DID THE FUND INVEST IN? (as of July 31, 2025)
Portfolio Composition*,† (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
†	Certain categories may represent less than 0.1%.
HOW HAS THE FUND CHANGED?
Effective November 1, 2024 (the “Effective Date”), Putnam Investments Limited (“PIL”), a sub-advisor of the Fund prior to the Effective Date, merged with and into Franklin Templeton Investment Management Limited (“FTIML”), a wholly-owned subsidiary of Franklin Resources, Inc. (the “Merger”). As of the Effective Date, PIL investment professionals became employees of FTIML, and the sub-advisory agreement between Putnam Investment Management, LLC (“Putnam Management”) and PIL with respect to the Fund was terminated. In connection with the Merger, the Fund’s Trustees approved a new sub-advisory agreement between Putnam Management and FTIML, pursuant to which FTIML became a sub-advisor of the Fund on the Effective Date.
This is a summary of certain changes to the Fund since August 1, 2024. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by December 1, 2025, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) 225-1581 or
funddocuments@putnam.com.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) 225-1581. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
George Putnam Balanced Fund	PAGE 3	38900-ATSC-0925

George Putnam Balanced Fund
Class M [PGEMX]
Annual Shareholder Report | July 31, 2025

This annual shareholder report contains important information about George Putnam Balanced Fund for the period August 1, 2024, to July 31, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M	$148	1.41%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended July 31, 2025, Class M shares of George Putnam Balanced Fund returned 10.27%. The Fund compares its performance to the George Putnam Blended Index† and the S&P 500 Index, which returned 11.50% and 16.33%, respectively, for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Overweight position in data storage company Seagate Technology
↑	Overweight position in Oracle, a cloud application and platform services company
↑	In fixed income, overweight in investment-grade corporate credit, security selection in Boeing, JBS USA Holdings, and certain capital securities in the banking sector

Top detractors from performance:
↓	Overweight position in technology company Advanced Micro Device
↓	Overweight position in Salesforce, a cloud-based software company
↓	In fixed income, overweight in Huntsman, a chemicals company that was downgraded to high yield
Use of derivatives and the impact on performance:
The Fund’s use of derivatives, in aggregate, contributed positively to results. Currency forwards had a small negative impact while futures and options added to performance.
George Putnam Balanced Fund	PAGE 1	38900-ATSM-0925

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT ($9,650 AFTER MAXIMUM APPLICABLE SALES CHARGE) –
Class M 7/31/2015 — 7/31/2025
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended July 31, 2025

	1 Year	5 Year	10 Year
Class M	10.27	8.84	8.47
Class M (with sales charge)	6.41	8.07	8.08
Russell 3000 Index	15.68	15.19	13.02
Bloomberg U.S. Aggregate Index	3.38	-1.07	1.66
George Putnam Blended Index†	11.50	9.18	9.18
S&P 500 Index	16.33	15.88	13.66
†	The George Putnam Blended Index is comprised of 60% S&P 500 Index and 40% Bloomberg U.S. Aggregate Index.
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
For current month-end performance, please call Franklin Templeton at (800) 225-1581 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of July 31, 2025)

Total Net Assets	$2,210,820,734
Total Number of Portfolio Holdings*	703
Total Management Fee Paid	$10,861,303
Portfolio Turnover Rate	97%
*	Does not include derivatives, except purchased options, if any.
George Putnam Balanced Fund	PAGE 2	38900-ATSM-0925

WHAT DID THE FUND INVEST IN? (as of July 31, 2025)
Portfolio Composition*,† (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
†	Certain categories may represent less than 0.1%.
HOW HAS THE FUND CHANGED?
Effective November 1, 2024 (the “Effective Date”), Putnam Investments Limited (“PIL”), a sub-advisor of the Fund prior to the Effective Date, merged with and into Franklin Templeton Investment Management Limited (“FTIML”), a wholly-owned subsidiary of Franklin Resources, Inc. (the “Merger”). As of the Effective Date, PIL investment professionals became employees of FTIML, and the sub-advisory agreement between Putnam Investment Management, LLC (“Putnam Management”) and PIL with respect to the Fund was terminated. In connection with the Merger, the Fund’s Trustees approved a new sub-advisory agreement between Putnam Management and FTIML, pursuant to which FTIML became a sub-advisor of the Fund on the Effective Date.
This is a summary of certain changes to the Fund since August 1, 2024. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by December 1, 2025, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) 225-1581 or
funddocuments@putnam.com.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) 225-1581. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
George Putnam Balanced Fund	PAGE 3	38900-ATSM-0925

George Putnam Balanced Fund
Class R [PGPRX]
Annual Shareholder Report | July 31, 2025

This annual shareholder report contains important information about George Putnam Balanced Fund for the period August 1, 2024, to July 31, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R	$122	1.16%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended July 31, 2025, Class R shares of George Putnam Balanced Fund returned 10.49%. The Fund compares its performance to the George Putnam Blended Index† and the S&P 500 Index, which returned 11.50% and 16.33%, respectively, for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Overweight position in data storage company Seagate Technology
↑	Overweight position in Oracle, a cloud application and platform services company
↑	In fixed income, overweight in investment-grade corporate credit, security selection in Boeing, JBS USA Holdings, and certain capital securities in the banking sector

Top detractors from performance:
↓	Overweight position in technology company Advanced Micro Device
↓	Overweight position in Salesforce, a cloud-based software company
↓	In fixed income, overweight in Huntsman, a chemicals company that was downgraded to high yield
Use of derivatives and the impact on performance:
The Fund’s use of derivatives, in aggregate, contributed positively to results. Currency forwards had a small negative impact while futures and options added to performance.
George Putnam Balanced Fund	PAGE 1	38900-ATSR-0925

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT – Class R 7/31/2015 — 7/31/2025
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended July 31, 2025

	1 Year	5 Year	10 Year
Class R	10.49	9.10	8.74
Russell 3000 Index	15.68	15.19	13.02
Bloomberg U.S. Aggregate Index	3.38	-1.07	1.66
George Putnam Blended Index†	11.50	9.18	9.18
S&P 500 Index	16.33	15.88	13.66
†	The George Putnam Blended Index is comprised of 60% S&P 500 Index and 40% Bloomberg U.S. Aggregate Index.
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
For current month-end performance, please call Franklin Templeton at (800) 225-1581 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of July 31, 2025)

Total Net Assets	$2,210,820,734
Total Number of Portfolio Holdings*	703
Total Management Fee Paid	$10,861,303
Portfolio Turnover Rate	97%
*	Does not include derivatives, except purchased options, if any.
George Putnam Balanced Fund	PAGE 2	38900-ATSR-0925

WHAT DID THE FUND INVEST IN? (as of July 31, 2025)
Portfolio Composition*,† (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
†	Certain categories may represent less than 0.1%.
HOW HAS THE FUND CHANGED?
Effective November 1, 2024 (the “Effective Date”), Putnam Investments Limited (“PIL”), a sub-advisor of the Fund prior to the Effective Date, merged with and into Franklin Templeton Investment Management Limited (“FTIML”), a wholly-owned subsidiary of Franklin Resources, Inc. (the “Merger”). As of the Effective Date, PIL investment professionals became employees of FTIML, and the sub-advisory agreement between Putnam Investment Management, LLC (“Putnam Management”) and PIL with respect to the Fund was terminated. In connection with the Merger, the Fund’s Trustees approved a new sub-advisory agreement between Putnam Management and FTIML, pursuant to which FTIML became a sub-advisor of the Fund on the Effective Date.
This is a summary of certain changes to the Fund since August 1, 2024. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by December 1, 2025, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) 225-1581 or
funddocuments@putnam.com.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) 225-1581. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
George Putnam Balanced Fund	PAGE 3	38900-ATSR-0925

George Putnam Balanced Fund
Class R5 [PGELX]
Annual Shareholder Report | July 31, 2025

This annual shareholder report contains important information about George Putnam Balanced Fund for the period August 1, 2024, to July 31, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R5	$73	0.69%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended July 31, 2025, Class R5 shares of George Putnam Balanced Fund returned 11.05%. The Fund compares its performance to the George Putnam Blended Index† and the S&P 500 Index, which returned 11.50% and 16.33%, respectively, for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Overweight position in data storage company Seagate Technology
↑	Overweight position in Oracle, a cloud application and platform services company
↑	In fixed income, overweight in investment-grade corporate credit, security selection in Boeing, JBS USA Holdings, and certain capital securities in the banking sector

Top detractors from performance:
↓	Overweight position in technology company Advanced Micro Device
↓	Overweight position in Salesforce, a cloud-based software company
↓	In fixed income, overweight in Huntsman, a chemicals company that was downgraded to high yield
Use of derivatives and the impact on performance:
The Fund’s use of derivatives, in aggregate, contributed positively to results. Currency forwards had a small negative impact while futures and options added to performance.
George Putnam Balanced Fund	PAGE 1	38900-ATSR5-0925

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT – Class R5 7/31/2015 — 7/31/2025
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended July 31, 2025

	1 Year	5 Year	10 Year
Class R5	11.05	9.66	9.30
Russell 3000 Index	15.68	15.19	13.02
Bloomberg U.S. Aggregate Index	3.38	-1.07	1.66
George Putnam Blended Index†	11.50	9.18	9.18
S&P 500 Index	16.33	15.88	13.66
†	The George Putnam Blended Index is comprised of 60% S&P 500 Index and 40% Bloomberg U.S. Aggregate Index.
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
For current month-end performance, please call Franklin Templeton at (800) 225-1581 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of July 31, 2025)

Total Net Assets	$2,210,820,734
Total Number of Portfolio Holdings*	703
Total Management Fee Paid	$10,861,303
Portfolio Turnover Rate	97%
*	Does not include derivatives, except purchased options, if any.
George Putnam Balanced Fund	PAGE 2	38900-ATSR5-0925

WHAT DID THE FUND INVEST IN? (as of July 31, 2025)
Portfolio Composition*,† (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
†	Certain categories may represent less than 0.1%.
HOW HAS THE FUND CHANGED?
Effective November 1, 2024 (the “Effective Date”), Putnam Investments Limited (“PIL”), a sub-advisor of the Fund prior to the Effective Date, merged with and into Franklin Templeton Investment Management Limited (“FTIML”), a wholly-owned subsidiary of Franklin Resources, Inc. (the “Merger”). As of the Effective Date, PIL investment professionals became employees of FTIML, and the sub-advisory agreement between Putnam Investment Management, LLC (“Putnam Management”) and PIL with respect to the Fund was terminated. In connection with the Merger, the Fund’s Trustees approved a new sub-advisory agreement between Putnam Management and FTIML, pursuant to which FTIML became a sub-advisor of the Fund on the Effective Date.
This is a summary of certain changes to the Fund since August 1, 2024. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by December 1, 2025, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) 225-1581 or
funddocuments@putnam.com.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) 225-1581. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
George Putnam Balanced Fund	PAGE 3	38900-ATSR5-0925

George Putnam Balanced Fund
Class R6 [PGEJX]
Annual Shareholder Report | July 31, 2025

This annual shareholder report contains important information about George Putnam Balanced Fund for the period August 1, 2024, to July 31, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$63	0.60%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended July 31, 2025, Class R6 shares of George Putnam Balanced Fund returned 11.16%. The Fund compares its performance to the George Putnam Blended Index† and the S&P 500 Index, which returned 11.50% and 16.33%, respectively, for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Overweight position in data storage company Seagate Technology
↑	Overweight position in Oracle, a cloud application and platform services company
↑	In fixed income, overweight in investment-grade corporate credit, security selection in Boeing, JBS USA Holdings, and certain capital securities in the banking sector

Top detractors from performance:
↓	Overweight position in technology company Advanced Micro Device
↓	Overweight position in Salesforce, a cloud-based software company
↓	In fixed income, overweight in Huntsman, a chemicals company that was downgraded to high yield
Use of derivatives and the impact on performance:
The Fund’s use of derivatives, in aggregate, contributed positively to results. Currency forwards had a small negative impact while futures and options added to performance.
George Putnam Balanced Fund	PAGE 1	38900-ATSR6-0925

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT – Class R6 7/31/2015 — 7/31/2025
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended July 31, 2025

	1 Year	5 Year	10 Year
Class R6	11.16	9.74	9.40
Russell 3000 Index	15.68	15.19	13.02
Bloomberg U.S. Aggregate Index	3.38	-1.07	1.66
George Putnam Blended Index†	11.50	9.18	9.18
S&P 500 Index	16.33	15.88	13.66
†	The George Putnam Blended Index is comprised of 60% S&P 500 Index and 40% Bloomberg U.S. Aggregate Index.
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
For current month-end performance, please call Franklin Templeton at (800) 225-1581 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of July 31, 2025)

Total Net Assets	$2,210,820,734
Total Number of Portfolio Holdings*	703
Total Management Fee Paid	$10,861,303
Portfolio Turnover Rate	97%
*	Does not include derivatives, except purchased options, if any.
George Putnam Balanced Fund	PAGE 2	38900-ATSR6-0925

WHAT DID THE FUND INVEST IN? (as of July 31, 2025)
Portfolio Composition*,† (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
†	Certain categories may represent less than 0.1%.
HOW HAS THE FUND CHANGED?
Effective November 1, 2024 (the “Effective Date”), Putnam Investments Limited (“PIL”), a sub-advisor of the Fund prior to the Effective Date, merged with and into Franklin Templeton Investment Management Limited (“FTIML”), a wholly-owned subsidiary of Franklin Resources, Inc. (the “Merger”). As of the Effective Date, PIL investment professionals became employees of FTIML, and the sub-advisory agreement between Putnam Investment Management, LLC (“Putnam Management”) and PIL with respect to the Fund was terminated. In connection with the Merger, the Fund’s Trustees approved a new sub-advisory agreement between Putnam Management and FTIML, pursuant to which FTIML became a sub-advisor of the Fund on the Effective Date.
This is a summary of certain changes to the Fund since August 1, 2024. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by December 1, 2025, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) 225-1581 or
funddocuments@putnam.com.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) 225-1581. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
George Putnam Balanced Fund	PAGE 3	38900-ATSR6-0925

George Putnam Balanced Fund
Class Y [PGEYX]
Annual Shareholder Report | July 31, 2025

This annual shareholder report contains important information about George Putnam Balanced Fund for the period August 1, 2024, to July 31, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Y	$70	0.66%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended July 31, 2025, Class Y shares of George Putnam Balanced Fund returned 11.09%. The Fund compares its performance to the George Putnam Blended Index† and the S&P 500 Index, which returned 11.50% and 16.33%, respectively, for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Overweight position in data storage company Seagate Technology
↑	Overweight position in Oracle, a cloud application and platform services company
↑	In fixed income, overweight in investment-grade corporate credit, security selection in Boeing, JBS USA Holdings, and certain capital securities in the banking sector

Top detractors from performance:
↓	Overweight position in technology company Advanced Micro Device
↓	Overweight position in Salesforce, a cloud-based software company
↓	In fixed income, overweight in Huntsman, a chemicals company that was downgraded to high yield
Use of derivatives and the impact on performance:
The Fund’s use of derivatives, in aggregate, contributed positively to results. Currency forwards had a small negative impact while futures and options added to performance.
George Putnam Balanced Fund	PAGE 1	38900-ATSY-0925

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT – Class Y 7/31/2015 — 7/31/2025
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended July 31, 2025

	1 Year	5 Year	10 Year
Class Y	11.09	9.66	9.29
Russell 3000 Index	15.68	15.19	13.02
Bloomberg U.S. Aggregate Index	3.38	-1.07	1.66
George Putnam Blended Index†	11.50	9.18	9.18
S&P 500 Index	16.33	15.88	13.66
†	The George Putnam Blended Index is comprised of 60% S&P 500 Index and 40% Bloomberg U.S. Aggregate Index.
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
For current month-end performance, please call Franklin Templeton at (800) 225-1581 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of July 31, 2025)

Total Net Assets	$2,210,820,734
Total Number of Portfolio Holdings*	703
Total Management Fee Paid	$10,861,303
Portfolio Turnover Rate	97%
*	Does not include derivatives, except purchased options, if any.
George Putnam Balanced Fund	PAGE 2	38900-ATSY-0925

WHAT DID THE FUND INVEST IN? (as of July 31, 2025)
Portfolio Composition*,† (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
†	Certain categories may represent less than 0.1%.
HOW HAS THE FUND CHANGED?
Effective November 1, 2024 (the “Effective Date”), Putnam Investments Limited (“PIL”), a sub-advisor of the Fund prior to the Effective Date, merged with and into Franklin Templeton Investment Management Limited (“FTIML”), a wholly-owned subsidiary of Franklin Resources, Inc. (the “Merger”). As of the Effective Date, PIL investment professionals became employees of FTIML, and the sub-advisory agreement between Putnam Investment Management, LLC (“Putnam Management”) and PIL with respect to the Fund was terminated. In connection with the Merger, the Fund’s Trustees approved a new sub-advisory agreement between Putnam Management and FTIML, pursuant to which FTIML became a sub-advisor of the Fund on the Effective Date.
This is a summary of certain changes to the Fund since August 1, 2024. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by December 1, 2025, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) 225-1581 or
funddocuments@putnam.com.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) 225-1581. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
George Putnam Balanced Fund	PAGE 3	38900-ATSY-0925

(b) Not applicable

ITEM 2.	CODE OF ETHICS.

(a) The Registrant has adopted a code of ethics that applies to its principal executive officers and principal financial and accounting officer.

(c) N/A

(d) N/A

(f) Pursuant to Item 19(a) (1), the Registrant is attaching as an exhibit a copy of its code of ethics that applies to its principal executive officers and principal financial and accounting officer.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

The Board of Trustees of the Registrant has determined that Gregory G. McGreevey and Manoj P. Singh possess the technical attributes identified in Item 3 to Form N-CSR to qualify as “audit committee financial experts,” and has designated Gregory G. McGreevey and Manoj P. Singh as the Audit Committee’s financial experts. Gregory G. McGreevey and Manoj P. Singh are “independent” Trustees pursuant to paragraph (a)(2) of Item 3 to Form N-CSR.

Under applicable securities laws, a person determined to be an audit committee financial expert will not be deemed an “expert” for any purpose, including without limitation for the purposes of Section 11 of the Securities Act of 1933, as a result of being designated or identified as an audit committee financial expert. The designation or identification of a person as an audit committee financial expert does not impose on such person any duties, obligations, or liabilities greater than the duties, obligations, and liabilities imposed on such person as a member of the audit committee and board of directors in the absence of such designation or identification. The designation or identification of a person as an audit committee financial expert does not affect the duties, obligations, or liability of any other member of the audit committee or board of directors.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) Audit Fees. The aggregate fees billed in the last two fiscal years ending July 31, 2024 and July 31, 2025 (the “Reporting Periods”) for professional services rendered by the Registrant’s principal accountant (the “Auditor”) for the audit of the Registrant’s annual financial statements, or services that are normally provided by the Auditor in connection with the statutory and regulatory filings or engagements for the Reporting Periods, were $101,439 in July 31, 2024 and $70,241 in July 31, 2025.

(b) Audit-Related Fees. The aggregate fees billed in the Reporting Periods for assurance and related services by the Auditor that are reasonably related to the performance of the Registrant’s financial statements were $0 in July 31, 2024 and $0 in July 31, 2025.

(c) Tax Fees. The aggregate fees billed in the Reporting Periods for professional services rendered by the Auditor for tax compliance, tax advice and tax planning (“Tax Services”) were $13,844 in July 31, 2024 and $23,073 in July 31, 2025. These services consisted of (i) review or preparation of U.S. federal, state, local and excise tax returns; (ii) U.S. federal, state and local tax planning, advice and assistance regarding statutory, regulatory or administrative developments, and (iii) tax advice regarding tax qualification matters and/or treatment of various financial instruments held or proposed to be acquired or held.

(d) All Other Fees. The aggregate fees billed in the Reporting Periods for products and services provided by the Auditor to the Registrant, other than the services reported in paragraphs (a) through (c) of this item, were $0 in July 31, 2024 and $0 in July 31, 2025.

There were no other non-audit services rendered by the Auditor to the Service Affiliates requiring pre-approval by the Audit Committee in the Reporting Periods.

(e) Audit Committee’s pre–approval policies and procedures described in paragraph (c) (7) of Rule 2-01 of Regulation S-X.

Pre-Approval Policies of the Audit, Compliance and Risk Committee. The Audit, Compliance and Risk Committee of the Putnam funds has determined that, as a matter of policy, all work performed for the funds by the funds’ independent auditors will be pre-approved by the Committee itself and thus will generally not be subject to pre-approval procedures.

The Audit, Compliance and Risk Committee also has adopted a policy to pre-approve the engagement by the fund’s investment manager and certain of its affiliates of the fund’s independent auditors, even in circumstances where pre-approval is not required by applicable law. Any such requests by the fund’s investment manager or certain of its affiliates are typically submitted in writing to the Committee and explain, among other things, the nature of the proposed engagement, the estimated fees, and why this work should be performed by that particular audit firm as opposed to another one. In reviewing such requests, the Committee considers, among other things, whether the provision of such services by the audit firm are compatible with the independence of the audit firm.

(2) None of the services described in paragraphs (b) through (d) of this Item were performed in reliance on paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Not applicable.

(g) Non-audit fees billed by the Auditor for services rendered to the Registrant and the Service Affiliates during the reporting period were $1,030,797 in July 31, 2024 and $489,647 in July 31, 2025.

(h) Yes. The Registrant’s Audit Committee has considered whether the provision of non-audit services that were rendered to Service Affiliates, which were not pre-approved (not requiring pre-approval), is compatible with maintaining the Auditor’s independence. All services provided by the Auditor to the Registrant or to the Service Affiliates, which were required to be pre-approved, were pre-approved as required.

(i) Not applicable.

(j) Not applicable

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

(a)	Please see schedule of investments contained in the Financial Statements and Financial Highlights included under Item 7 of this Form N-CSR.

(b)	Not applicable.

ITEM 7.	FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
George
Putnam Balanced
Fund
Financial Statements and Other Important Information
Annual | July 31, 2025

Table of Contents
franklintempleton.com
Financial Statements and Other Important Information—Annual

Financial Highlights and Schedule of Investments 2
Financial Statements 32
Notes to Financial Statements 37
Report of Independent Registered Public Accounting Firm 52
Tax Information 53
Changes In and Disagreements with Accountants 54
Results of Meeting(s) of Shareholders 54
Remuneration Paid to Directors, Officers and Others 54
Board Approval of Management and Subadvisory Agreements 54

George Putnam Balanced Fund
Financial Highlights
George Putnam Balanced Fund
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a
Year Ended July 31,
2025 2024 2023 2022 2021
Class A
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $25.56 $21.95 $21.02 $24.62 $21.68
Income from investment operations
a
:
Net investment income
b
......................... 0.40 0.34 0.25 0.17 0.16
Net realized and unrealized gains (losses) ........... 2.30 3.57 1.29 (1.93) 4.19
Total from investment operations .................... 2.70 3.91 1.54 (1.76) 4.35
Less distributions from:
Net investment income .......................... (0.50) (0.30) (0.21) (0.20) (0.16)
Net realized gains ............................. (0.71) — (0.40) (1.64) (1.25)
Total distributions ............................... (1.21) (0.30) (0.61) (1.84) (1.41)
Net asset value, end of year ....................... $27.05 $25.56 $21.95 $21.02 $24.62
Total return
c
................................... 10.77% 17.96% 7.66% (7.87)% 20.84%
Ratios to average net assets
Expenses
d
.................................... 0.91% 0.93% 0.96% 0.94% 0.94%
Net investment income ........................... 1.56% 1.47% 1.22% 0.73% 0.68%
Supplemental data
Net assets, end of year (000’s) ..................... $1,484,304 $1,405,540 $1,243,009 $1,225,429 $1,383,459
Portfolio turnover rate ............................ 97% 80% 47% 66% 93%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable.
d
Benefit of expense reduction rounds to less than 0.01%.

George Putnam Balanced Fund
Financial Highlights
George Putnam Balanced Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a
Year Ended July 31,
2025 2024 2023 2022 2021
Class C
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $25.21 $21.66 $20.75 $24.35 $21.48
Income from investment operations
a
:
Net investment income (loss)
b
.................... 0.21 0.16 0.09 (0.01) (0.02)
Net realized and unrealized gains (losses) ........... 2.28 3.52 1.28 (1.89) 4.15
Total from investment operations .................... 2.49 3.68 1.37 (1.90) 4.13
Less distributions from:
Net investment income .......................... (0.30) (0.13) (0.06) (0.06) (0.01)
Net realized gains ............................. (0.71) — (0.40) (1.64) (1.25)
Total distributions ............................... (1.01) (0.13) (0.46) (1.70) (1.26)
Net asset value, end of year ....................... $26.69 $25.21 $21.66 $20.75 $24.35
Total return
c
................................... 10.00% 17.05% 6.84% (8.57)% 19.90%
Ratios to average net assets
Expenses
d
.................................... 1.66% 1.68% 1.71% 1.69% 1.69%
Net investment income (loss) ...................... 0.81% 0.72% 0.47% (0.02)% (0.07)%
Supplemental data
Net assets, end of year (000’s) ..................... $128,869 $118,722 $105,791 $115,907 $128,300
Portfolio turnover rate ............................ 97% 80% 47% 66% 93%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable.
d
Benefit of expense reduction rounds to less than 0.01%.

George Putnam Balanced Fund
Financial Highlights
George Putnam Balanced Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a
Year Ended July 31,
2025 2024 2023 2022 2021
Class M
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $25.06 $21.54 $20.63 $24.20 $21.34
Income from investment operations
a
:
Net investment income
b
......................... 0.27 0.22 0.14 0.05 0.04
Net realized and unrealized gains (losses) ........... 2.26 3.49 1.29 (1.89) 4.12
Total from investment operations .................... 2.53 3.71 1.43 (1.84) 4.16
Less distributions from:
Net investment income .......................... (0.36) (0.19) (0.12) (0.09) (0.05)
Net realized gains ............................. (0.71) — (0.40) (1.64) (1.25)
Total distributions ............................... (1.07) (0.19) (0.52) (1.73) (1.30)
Net asset value, end of year ....................... $26.52 $25.06 $21.54 $20.63 $24.20
Total return
c
................................... 10.27% 17.32% 7.18% (8.36)% 20.20%
Ratios to average net assets
Expenses
d
.................................... 1.41% 1.43% 1.46% 1.44% 1.44%
Net investment income ........................... 1.06% 0.97% 0.72% 0.22% 0.19%
Supplemental data
Net assets, end of year (000’s) ..................... $59,676 $59,816 $51,525 $50,466 $59,887
Portfolio turnover rate ............................ 97% 80% 47% 66% 93%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable.
d
Benefit of expense reduction rounds to less than 0.01%.

George Putnam Balanced Fund
Financial Highlights
George Putnam Balanced Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a
Year Ended July 31,
2025 2024 2023 2022 2021
Class R
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $25.44 $21.85 $20.92 $24.51 $21.60
Income from investment operations
a
:
Net investment income
b
......................... 0.34 0.28 0.20 0.11 0.10
Net realized and unrealized gains (losses) ........... 2.28 3.55 1.29 (1.92) 4.16
Total from investment operations .................... 2.62 3.83 1.49 (1.81) 4.26
Less distributions from:
Net investment income .......................... (0.43) (0.24) (0.16) (0.14) (0.10)
Net realized gains ............................. (0.71) — (0.40) (1.64) (1.25)
Total distributions ............................... (1.14) (0.24) (0.56) (1.78) (1.35)
Net asset value, end of year ....................... $26.92 $25.44 $21.85 $20.92 $24.51
Total return .................................... 10.49% 17.64% 7.40% (8.10)% 20.50%
Ratios to average net assets
Expenses
c
..................................... 1.16% 1.18% 1.21% 1.19% 1.19%
Net investment income ........................... 1.31% 1.22% 0.96% 0.47% 0.43%
Supplemental data
Net assets, end of year (000’s) ..................... $1,282 $1,320 $1,212 $1,795 $2,001
Portfolio turnover rate ............................ 97% 80% 47% 66% 93%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Benefit of expense reduction rounds to less than 0.01%.

George Putnam Balanced Fund
Financial Highlights
George Putnam Balanced Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a
Year Ended July 31,
2025 2024 2023 2022 2021
Class R5
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $25.96 $22.29 $21.31 $24.94 $21.89
Income from investment operations
a
:
Net investment income
b
......................... 0.45 0.40 0.27 0.20 0.21
Net realized and unrealized gains (losses) ........... 2.37 3.62 1.36 (1.93) 4.24
Total from investment operations .................... 2.82 4.02 1.63 (1.73) 4.45
Less distributions from:
Net investment income .......................... (0.57) (0.35) (0.25) (0.26) (0.15)
Net realized gains ............................. (0.71) — (0.40) (1.64) (1.25)
Total distributions ............................... (1.28) (0.35) (0.65) (1.90) (1.40)
Net asset value, end of year ....................... $27.50 $25.96 $22.29 $21.31 $24.94
Total return .................................... 11.05% 18.22% 8.01% (7.68)% 21.11%
Ratios to average net assets
Expenses
c
..................................... 0.69% 0.71% 0.72% 0.71% 0.71%
Net investment income ........................... 1.73% 1.69% 1.26% 0.86% 0.92%
Supplemental data
Net assets, end of year (000’s) ..................... $14 $13 $11 $20 $21
Portfolio turnover rate ............................ 97% 80% 47% 66% 93%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Benefit of expense reduction rounds to less than 0.01%.

George Putnam Balanced Fund
Financial Highlights
George Putnam Balanced Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a
Year Ended July 31,
2025 2024 2023 2022 2021
Class R6
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $25.70 $22.07 $21.13 $24.75 $21.79
Income from investment operations
a
:
Net investment income
b
......................... 0.49 0.42 0.32 0.24 0.23
Net realized and unrealized gains (losses) ........... 2.32 3.58 1.30 (1.94) 4.21
Total from investment operations .................... 2.81 4.00 1.62 (1.70) 4.44
Less distributions from:
Net investment income .......................... (0.59) (0.37) (0.28) (0.28) (0.23)
Net realized gains ............................. (0.71) — (0.40) (1.64) (1.25)
Total distributions ............................... (1.30) (0.37) (0.68) (1.92) (1.48)
Net asset value, end of year ....................... $27.21 $25.70 $22.07 $21.13 $24.75
Total return .................................... 11.16% 18.33% 8.03% (7.60)% 21.22%
Ratios to average net assets
Expenses
c
..................................... 0.60% 0.61% 0.62% 0.61% 0.61%
Net investment income ........................... 1.87% 1.79% 1.56% 1.05% 1.01%
Supplemental data
Net assets, end of year (000’s) ..................... $94,218 $92,369 $93,044 $65,091 $69,239
Portfolio turnover rate ............................ 97% 80% 47% 66% 93%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Benefit of expense reduction rounds to less than 0.01%.

George Putnam Balanced Fund
Financial Highlights
George Putnam Balanced Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a
Year Ended July 31,
2025 2024 2023 2022 2021
Class Y
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $25.69 $22.07 $21.12 $24.74 $21.78
Income from investment operations
a
:
Net investment income
b
......................... 0.47 0.40 0.30 0.22 0.21
Net realized and unrealized gains (losses) ........... 2.33 3.58 1.31 (1.94) 4.21
Total from investment operations .................... 2.80 3.98 1.61 (1.72) 4.42
Less distributions from:
Net investment income .......................... (0.58) (0.36) (0.26) (0.26) (0.21)
Net realized gains ............................. (0.71) — (0.40) (1.64) (1.25)
Total distributions ............................... (1.29) (0.36) (0.66) (1.90) (1.46)
Net asset value, end of year ....................... $27.20 $25.69 $22.07 $21.12 $24.74
Total return .................................... 11.09% 18.20% 7.98% (7.68)% 21.13%
Ratios to average net assets
Expenses
c
..................................... 0.66% 0.68% 0.71% 0.69% 0.69%
Net investment income ........................... 1.81% 1.71% 1.47% 0.97% 0.93%
Supplemental data
Net assets, end of year (000’s) ..................... $442,459 $349,881 $259,985 $256,633 $285,962
Portfolio turnover rate ............................ 97% 80% 47% 66% 93%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Benefit of expense reduction rounds to less than 0.01%.

George Putnam Balanced Fund
Schedule of Investments, July 31, 2025
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a a
Country Shares
a
Value
a a a a a a
Common Stocks 61.1%
Aerospace & Defense 1.0%
Airbus SE ......................................... France 29,444 $ 5,919,868
Northrop Grumman Corp. ............................. United States 12,238 7,056,553
RTX Corp. ........................................ United States 52,856 8,328,520
21,304,941
Air Freight & Logistics 0.5%
FedEx Corp. ....................................... United States 52,280 11,684,057
Automobiles 1.3%
General Motors Co. .................................. United States 52,975 2,825,686
a
Tesla, Inc. ......................................... United States 83,128 25,625,869
28,451,555
Banks 1.5%
Citigroup, Inc. ...................................... United States 178,115 16,689,376
JPMorgan Chase & Co. ............................... United States 47,822 14,166,789
PNC Financial Services Group, Inc. (The) ................. United States 13,257 2,522,409
33,378,574
Beverages 0.9%
Coca-Cola Co. (The) ................................. United States 210,630 14,299,671
Keurig Dr Pepper, Inc. ................................ United States 96,189 3,140,571
PepsiCo, Inc. ...................................... United States 13,660 1,883,987
19,324,229
Biotechnology 1.1%
AbbVie, Inc. ....................................... United States 47,754 9,026,461
Gilead Sciences, Inc. ................................ United States 34,785 3,906,008
Regeneron Pharmaceuticals, Inc. ....................... United States 14,617 7,972,989
a
Vertex Pharmaceuticals, Inc. ........................... United States 7,303 3,336,521
24,241,979
Broadline Retail 3.1%
a
Amazon.com, Inc. ................................... United States 296,595 69,435,855
Building Products 0.3%
Trane Technologies plc ............................... United States 13,993 6,130,053
Capital Markets 1.3%
BlackRock, Inc. ..................................... United States 7,264 8,034,057
Charles Schwab Corp. (The) ........................... United States 77,199 7,544,658
CME Group, Inc. .................................... United States 14,688 4,087,377
Nasdaq, Inc. ....................................... United States 24,112 2,320,057
b
TPG, Inc., A ....................................... United States 119,576 6,824,202
28,810,351
Chemicals 0.7%
Corteva, Inc. ....................................... United States 73,080 5,271,260
DuPont de Nemours, Inc. ............................. United States 77,323 5,559,524
Linde plc .......................................... United States 3,069 1,412,538
PPG Industries, Inc. ................................. United States 34,234 3,611,687
15,855,009
Commercial Services & Supplies 0.4%
Cintas Corp. ....................................... United States 12,599 2,803,908
a
Copart, Inc. ........................................ United States 60,071 2,723,018

George Putnam Balanced Fund
Schedule of Investments
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Commercial Services & Supplies (continued)
Waste Connections, Inc. .............................. United States 19,201 $ 3,584,251
9,111,177
Communications Equipment 1.2%
Cisco Systems, Inc. ................................. United States 392,584 26,727,119
Construction Materials 0.4%
CRH plc .......................................... United States 92,448 8,824,162
Consumer Finance 0.7%
Capital One Financial Corp. ........................... United States 68,002 14,620,430
Consumer Staples Distribution & Retail 1.3%
a
BJ's Wholesale Club Holdings, Inc. ...................... United States 22,397 2,371,842
Costco Wholesale Corp. .............................. United States 6,763 6,354,785
Target Corp. ....................................... United States 29,845 2,999,423
a
US Foods Holding Corp. .............................. United States 15,629 1,302,365
Walmart, Inc. ...................................... United States 169,585 16,615,938
29,644,353
Diversified Telecommunication Services 0.4%
AT&T, Inc. ......................................... United States 313,092 8,581,852
Electric Utilities 1.1%
Constellation Energy Corp. ............................ United States 5,493 1,910,685
NextEra Energy, Inc. ................................. United States 91,262 6,485,078
NRG Energy, Inc. ................................... United States 39,981 6,684,823
PPL Corp. ......................................... United States 115,360 4,117,198
Southern Co. (The) .................................. United States 43,728 4,131,422
23,329,206
Electrical Equipment 0.3%
GE Vernova, Inc. .................................... United States 10,107 6,673,551
Entertainment 1.6%
a
Live Nation Entertainment, Inc. ......................... United States 59,695 8,816,952
a
Netflix, Inc. ........................................ United States 7,426 8,609,704
a
Spotify Technology SA ................................ United States 6,302 3,948,455
Walt Disney Co. (The) ................................ United States 117,927 14,046,285
35,421,396
Financial Services 2.8%
Apollo Global Management, Inc. ........................ United States 52,620 7,646,738
a
Berkshire Hathaway, Inc., B ............................ United States 33,700 15,902,356
Corebridge Financial, Inc. ............................. United States 65,319 2,322,744
Mastercard, Inc., A .................................. United States 40,607 23,002,647
a
Toast, Inc., A ....................................... United States 63,976 3,124,588
Visa, Inc., A ........................................ United States 29,453 10,175,128
62,174,201
Food Products 0.1%
Mondelez International, Inc., A .......................... United States 45,782 2,961,638
Ground Transportation 0.3%
Union Pacific Corp. .................................. United States 30,656 6,804,712
Health Care Equipment & Supplies 1.2%
Abbott Laboratories .................................. United States 44,941 5,671,105
Becton Dickinson & Co. ............................... United States 23,379 4,167,307
a
Boston Scientific Corp. ............................... United States 63,592 6,672,073

George Putnam Balanced Fund
Schedule of Investments
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Health Care Equipment & Supplies (continued)
a
Dexcom, Inc. ....................................... United States 12,943 $ 1,045,406
a
Intuitive Surgical, Inc. ................................ United States 11,358 5,464,220
Medtronic plc ...................................... United States 37,125 3,350,160
26,370,271
Health Care Providers & Services 1.2%
Cencora, Inc. ...................................... United States 6,319 1,807,740
Cigna Group (The) .................................. United States 8,317 2,223,799
CVS Health Corp. ................................... United States 55,114 3,422,579
HCA Healthcare, Inc. ................................. United States 4,029 1,426,226
McKesson Corp. .................................... United States 13,263 9,198,421
UnitedHealth Group, Inc. .............................. United States 30,107 7,513,503
25,592,268
Health Care REITs 0.3%
Welltower, Inc. ..................................... United States 45,278 7,474,039
Hotels, Restaurants & Leisure 0.4%
a
Chipotle Mexican Grill, Inc., A .......................... United States 75,052 3,218,230
McDonald's Corp. ................................... United States 16,095 4,829,627
Starbucks Corp. .................................... United States 18,376 1,638,404
9,686,261
Household Products 0.4%
Procter & Gamble Co. (The) ........................... United States 64,138 9,650,845
Independent Power and Renewable Electricity Producers 0.1%
Vistra Corp. ........................................ United States 4,805 1,002,035
Industrial Conglomerates 0.5%
Honeywell International, Inc. ........................... United States 54,136 12,037,140
Industrial REITs 0.3%
Prologis, Inc. ....................................... United States 51,312 5,479,095
Insurance 1.8%
Allstate Corp. (The) .................................. United States 66,625 13,541,531
American International Group, Inc. ...................... United States 81,300 6,311,319
Arch Capital Group Ltd. ............................... United States 46,096 3,967,022
Assured Guaranty Ltd. ............................... United States 15,172 1,283,248
Progressive Corp. (The) .............................. United States 23,998 5,808,476
Prudential plc ...................................... Hong Kong 333,764 4,234,192
Unum Group ....................................... United States 35,851 2,574,460
Willis Towers Watson plc .............................. United States 8,800 2,779,128
40,499,376
Interactive Media & Services 4.3%
Alphabet, Inc., A .................................... United States 244,151 46,852,577
Meta Platforms, Inc., A ............................... United States 62,900 48,649,376
95,501,953
Life Sciences Tools & Services 1.0%
a
Bio-Rad Laboratories, Inc., A ........................... United States 21,474 5,195,634
Danaher Corp. ..................................... United States 12,769 2,517,536
Thermo Fisher Scientific, Inc. .......................... United States 32,333 15,121,498
22,834,668
Machinery 0.8%
Fortive Corp. ....................................... United States 124,578 5,971,024

George Putnam Balanced Fund
Schedule of Investments
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Machinery (continued)
Ingersoll Rand, Inc. .................................. United States 45,433 $ 3,844,995
Otis Worldwide Corp. ................................ United States 91,921 7,876,710
17,692,729
Media 0.1%
a
Charter Communications, Inc., A ........................ United States 8,837 2,380,334
Metals & Mining 0.3%
Agnico Eagle Mines Ltd. .............................. Canada 20,302 2,520,314
Glencore plc ....................................... Australia 1,175,465 4,717,524
7,237,838
Multi-Utilities 0.5%
Ameren Corp. ...................................... United States 67,871 6,863,794
CenterPoint Energy, Inc. .............................. United States 77,616 3,013,053
9,876,847
Oil, Gas & Consumable Fuels 2.2%
a
Antero Resources Corp. .............................. United States 54,706 1,910,881
BP plc ............................................ United States 528,099 2,830,760
Cenovus Energy, Inc. ................................ Canada 457,351 6,961,268
ConocoPhillips ..................................... United States 83,206 7,932,860
Exxon Mobil Corp. ................................... United States 195,888 21,868,936
Shell plc .......................................... United States 200,548 7,206,316
48,711,021
Passenger Airlines 0.1%
Southwest Airlines Co. ............................... United States 101,851 3,150,251
Pharmaceuticals 1.6%
Eli Lilly & Co. ...................................... United States 28,991 21,455,370
a
Innoviva, Inc. ...................................... United States 128,672 2,337,970
Johnson & Johnson ................................. United States 41,524 6,840,664
Merck & Co., Inc. ................................... United States 65,961 5,152,873
35,786,877
Semiconductors & Semiconductor Equipment 9.0%
Analog Devices, Inc. ................................. United States 90,552 20,340,696
Broadcom, Inc. ..................................... United States 160,351 47,095,089
Marvell Technology, Inc. .............................. United States 252,804 20,317,857
NVIDIA Corp. ...................................... United States 597,453 106,268,965
QUALCOMM, Inc. ................................... United States 28,453 4,175,762
198,198,369
Software 6.7%
a
AppLovin Corp., A ................................... United States 6,401 2,500,871
Microsoft Corp. ..................................... United States 215,373 114,901,495
Oracle Corp. ....................................... United States 56,207 14,263,650
a
Palantir Technologies, Inc., A ........................... United States 102,219 16,186,379
147,852,395
Specialized REITs 0.7%
American Tower Corp. ................................ United States 70,235 14,636,272
Specialty Retail 0.6%
Home Depot, Inc. (The) ............................... United States 17,823 6,550,131

George Putnam Balanced Fund
Schedule of Investments
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Specialty Retail (continued)
TJX Cos., Inc. (The) ................................. United States 45,578 $ 5,675,828
12,225,959
Technology Hardware, Storage & Peripherals 3.5%
Apple, Inc. ........................................ United States 308,077 63,947,543
c
Seagate Technology Holdings plc ....................... United States 90,657 14,234,055
78,181,598
Textiles, Apparel & Luxury Goods 0.4%
Levi Strauss & Co., A ................................ United States 145,097 2,856,960
a
Lululemon Athletica, Inc. .............................. United States 10,148 2,034,978
NIKE, Inc., B ....................................... United States 6,286 469,501
a
On Holding AG, A ................................... Switzerland 50,308 2,443,460
7,804,899
Tobacco 0.4%
Philip Morris International, Inc. ......................... United States 55,715 9,140,046
Trading Companies & Distributors 0.4%
United Rentals, Inc. .................................. United States 9,001 7,947,343
Total Common Stocks (Cost $768,749,388) ...................................
1,350,441,129
Principal
Amount
*
Corporate Bonds 13.7%
Aerospace & Defense 0.4%
d
BAE Systems plc , Senior Note , 144A, 5.125% , 3/26/29 ....... United Kingdom 1,145,000 1,171,684
Boeing Co. (The) ,
Senior Bond, 2.95%, 2/01/30 ......................... United States 139,000 129,166
Senior Bond, 6.125%, 2/15/33 ........................ United States 1,044,000 1,103,510
Senior Bond, 3.6%, 5/01/34 .......................... United States 344,000 304,012
Senior Bond, 3.25%, 2/01/35 ......................... United States 192,000 162,428
Senior Bond, 3.5%, 3/01/39 .......................... United States 390,000 305,938
Senior Bond, 3.375%, 6/15/46 ........................ United States 278,000 189,273
Senior Bond, 3.9%, 5/01/49 .......................... United States 534,000 387,516
Senior Bond, 6.858%, 5/01/54 ........................ United States 565,000 621,617
Senior Bond, 3.95%, 8/01/59 ......................... United States 480,000 330,478
Senior Note, 2.196%, 2/04/26 ........................ United States 1,405,000 1,386,531
Senior Note, 6.259%, 5/01/27 ........................ United States 87,000 89,259
Senior Note, 6.298%, 5/01/29 ........................ United States 132,000 139,416
Howmet Aerospace, Inc. ,
Senior Bond, 6.75%, 1/15/28 ......................... United States 801,000 841,308
Senior Bond, 5.95%, 2/01/37 ......................... United States 512,000 543,226
Senior Note, 3%, 1/15/29 ........................... United States 942,000 898,954
8,604,316
Automobiles 0.1%
d
Hyundai Capital America ,
Senior Bond, 144A, 6.375%, 4/08/30 ................... United States 106,000 112,527
Senior Note, 144A, 6.5%, 1/16/29 ..................... United States 930,000 981,307
Senior Note, 144A, 5.35%, 3/19/29 .................... United States 540,000 550,039
Senior Note, 144A, 4.55%, 9/26/29 .................... United States 315,000 312,515
Senior Note, 144A, 5.4%, 1/08/31 ..................... United States 254,000 259,673
Senior Note, 144A, 5.4%, 6/23/32 ..................... United States 380,000 385,978
2,602,039

George Putnam Balanced Fund
Schedule of Investments
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Banks 2.4%
d
Australia & New Zealand Banking Group Ltd. ,
e
Junior Sub. Bond, 144A, 6.75% to 6/14/26, FRN thereafter,
Perpetual ....................................... Australia 200,000 $ 203,024
Sub. Bond, 144A, 2.57% to 11/24/30, FRN thereafter, 11/25/35 Australia 920,000 806,349
Banco Santander SA ,
Senior Non-Preferred Note, 1.722% to 9/13/26, FRN thereafter,
9/14/27 ......................................... Spain 3,800,000 3,676,477
Sub. Bond, 5.179%, 11/19/25 ........................ Spain 1,200,000 1,201,342
Bank of America Corp. ,
Senior Bond, 5.468% to 1/22/34, FRN thereafter, 1/23/35 ... United States 363,000 372,691
Senior Bond, 5.511% to 1/23/35, FRN thereafter, 1/24/36 ... United States 245,000 251,149
Senior Note, 2.551% to 2/03/27, FRN thereafter, 2/04/28 .... United States 655,000 636,531
Senior Note, 5.162% to 1/23/30, FRN thereafter, 1/24/31 .... United States 245,000 250,711
f
Sub. Bond, FRN, 5.34%, (3-month SOFR + 1.022%), 9/15/26 United States 275,000 275,255
Sub. Bond, 5.425% to 8/14/34, FRN thereafter, 8/15/35 ..... United States 1,290,000 1,292,875
Sub. Bond, 6.11%, 1/29/37 .......................... United States 500,000 525,571
Sub. Bond, 3.846% to 3/07/32, FRN thereafter, 3/08/37 ..... United States 3,817,000 3,499,790
Bank of Nova Scotia (The) , Junior Sub. Bond , 7.35% to 4/26/30,
FRN thereafter , 4/27/85 ............................. Canada 1,255,000 1,284,244
Barclays plc , Senior Note , 5.367% to 2/24/30, FRN thereafter ,
2/25/31 ......................................... United Kingdom 930,000 950,384
d
BNP Paribas SA , Sub. Bond , 144A, 2.588% to 8/11/30, FRN
thereafter , 8/12/35 ................................. France 695,000 613,619
d
BPCE SA , Sub. Bond , 144A, 3.648% to 1/13/32, FRN thereafter ,
1/14/37 ......................................... France 482,000 425,823
d
CaixaBank SA ,
Senior Non-Preferred Note, 144A, 4.634% to 7/02/28, FRN
thereafter, 7/03/29 ................................. Spain 765,000 764,004
Senior Non-Preferred Note, 144A, 5.673% to 3/14/29, FRN
thereafter, 3/15/30 ................................. Spain 700,000 722,850
Citigroup, Inc. ,
e
CC, Junior Sub. Bond, 7.125% to 8/14/29, FRN thereafter,
Perpetual ....................................... United States 865,000 886,848
e
GG, Junior Sub. Bond, 6.875% to 8/14/30, FRN thereafter,
Perpetual ....................................... United States 1,537,000 1,553,907
Senior Bond, 3.668% to 7/23/27, FRN thereafter, 7/24/28 ... United States 10,000 9,838
Senior Note, 5.61% to 9/28/25, FRN thereafter, 9/29/26 ..... United States 1,755,000 1,757,183
Sub. Bond, 4.45%, 9/29/27 .......................... United States 3,039,000 3,031,062
Sub. Bond, 6.174% to 5/24/33, FRN thereafter, 5/25/34 ..... United States 271,000 283,498
Sub. Bond, 4.75%, 5/18/46 .......................... United States 1,380,000 1,191,619
d
Commonwealth Bank of Australia ,
Sub. Bond, 144A, 2.688%, 3/11/31 .................... Australia 535,000 477,007
Sub. Bond, 144A, 5.837%, 3/13/34 .................... Australia 1,085,000 1,119,782
d
Cooperatieve Rabobank UA , Senior Non-Preferred Note , 144A,
1.98% to 12/14/26, FRN thereafter , 12/15/27 ............. Netherlands 285,000 275,077
d
Credit Agricole SA , Sub. Bond , 144A, 4% to 1/09/28, FRN
thereafter , 1/10/33 ................................. France 340,000 331,135
Fifth Third Bancorp , Senior Note , 6.339% to 7/26/28, FRN
thereafter , 7/27/29 ................................. United States 795,000 835,685
First-Citizens Bank & Trust Co. , Sub. Bond , 6.125% , 3/09/28 ...
United States 1,259,000 1,303,875
ING Groep NV , Senior Note , 6.083% to 9/10/26, FRN thereafter ,
9/11/27 ......................................... Netherlands 1,015,000 1,030,737
d
Intesa Sanpaolo SpA , Sub. Bond , 144A, 4.198% to 5/31/31, FRN
thereafter , 6/01/32 ................................. Italy 1,510,000 1,401,896

George Putnam Balanced Fund
Schedule of Investments
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Banks (continued)
JPMorgan Chase & Co. ,
e
KK, Junior Sub. Bond, 3.65% to 5/31/26, FRN thereafter,
Perpetual ....................................... United States 195,000 $ 192,250
f
W, Junior Sub. Bond, FRN, 5.588%, (3-month SOFR +
1.262%), 5/15/47 ................................. United States 595,000 531,974
Senior Bond, 3.782% to 1/31/27, FRN thereafter, 2/01/28 ... United States 2,088,000 2,066,156
Senior Bond, 5.502% to 1/23/35, FRN thereafter, 1/24/36 ... United States 491,000 503,931
Senior Note, 5.14% to 1/23/30, FRN thereafter, 1/24/31 ..... United States 1,249,000 1,276,764
Sub. Bond, 5.717% to 9/13/32, FRN thereafter, 9/14/33 ..... United States 1,532,000 1,596,954
Sub. Bond, 5.576% to 7/22/35, FRN thereafter, 7/23/36 ..... United States 345,000 350,332
Lloyds Banking Group plc ,
Sub. Bond, 4.65%, 3/24/26 .......................... United Kingdom 315,000 314,858
Sub. Bond, 3.369% to 12/13/41, FRN thereafter, 12/14/46 ... United Kingdom 735,000 530,667
NatWest Group plc , Senior Note , 5.847% to 3/01/26, FRN
thereafter , 3/02/27 ................................. United Kingdom 790,000 795,285
PNC Financial Services Group, Inc. (The) ,
Senior Bond, 5.373% to 7/20/35, FRN thereafter, 7/21/36 ... United States 235,000 237,526
Sub. Bond, 4.626% to 6/05/32, FRN thereafter, 6/06/33 ..... United States 2,557,000 2,490,113
Royal Bank of Canada ,
Senior Note, 5.2%, 8/01/28 .......................... Canada 1,950,000 1,999,243
Sub. Bond, 4.65%, 1/27/26 .......................... Canada 322,000 321,883
Toronto-Dominion Bank (The) , Senior Note , 4.108% , 6/08/27 ...
Canada 734,000 731,022
f
Truist Bank , Sub. Bond , FRN , 4.632% , ( 5-year CMT T-Note +
1.15% ), 9/17/29 ................................... United States 575,000 570,684
Truist Financial Corp. , Senior Bond , 5.711% to 1/23/34, FRN
thereafter , 1/24/35 ................................. United States 937,000 969,857
US Bancorp , Sub. Bond , 2.491% to 11/02/31, FRN thereafter ,
11/03/36 ........................................ United States 1,627,000 1,381,567
e
Wells Fargo & Co. , BB , Junior Sub. Bond , 3.9% to 3/14/26, FRN
thereafter , Perpetual ............................... United States 610,000 604,690
Wells Fargo Bank NA , Sub. Bond , 6.6% , 1/15/38 ............
United States 1,095,000 1,210,363
Westpac Banking Corp. ,
Sub. Bond, 4.421%, 7/24/39 ......................... Australia 600,000 541,072
Sub. Bond, 2.963%, 11/16/40 ........................ Australia 535,000 396,257
52,855,286
Biotechnology 0.1%
AbbVie, Inc. , Senior Bond , 5.05% , 3/15/34 ................
United States 301,000 304,928
Amgen, Inc. ,
Senior Bond, 5.65%, 3/02/53 ......................... United States 320,000 309,647
Senior Bond, 5.75%, 3/02/63 ......................... United States 677,000 649,999
Senior Note, 5.25%, 3/02/30 ......................... United States 650,000 667,974
1,932,548
Capital Markets 0.9%
Ares Capital Corp. ,
Senior Note, 3.875%, 1/15/26 ........................ United States 1,555,000 1,548,659
Senior Note, 7%, 1/15/27 ........................... United States 325,000 334,673
Blackstone Private Credit Fund , Senior Note , 3.25% , 3/15/27 ..
United States 578,000 562,624
Deutsche Bank AG ,
Senior Non-Preferred Note, 2.311% to 11/15/26, FRN thereafter,
11/16/27 ........................................ Germany 1,628,000 1,580,116

George Putnam Balanced Fund
Schedule of Investments
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Capital Markets (continued)
Goldman Sachs Group, Inc. (The) ,
e
U, Junior Sub. Bond, 3.65% to 8/09/26, FRN thereafter,
Perpetual ....................................... United States 185,000 $ 181,466
Senior Bond, 4.223% to 4/30/28, FRN thereafter, 5/01/29 ... United States 804,000 799,247
Intercontinental Exchange, Inc. ,
Senior Bond, 1.85%, 9/15/32 ......................... United States 432,000 358,632
Senior Note, 4.35%, 6/15/29 ......................... United States 522,000 522,709
d
Jane Street Group / JSG Finance, Inc. , Senior Secured Note ,
144A, 6.75% , 5/01/33 ............................... United States 1,065,000 1,090,625
Jefferies Financial Group, Inc. ,
Senior Note, 5.03%, 3/16/26 ......................... United States 720,000 720,656
Senior Note, 6.2%, 4/14/34 .......................... United States 564,000 589,481
d
KKR Group Finance Co. VI LLC , Senior Bond , 144A, 3.75% ,
7/01/29 ......................................... United States 105,000 102,112
LPL Holdings, Inc. ,
Senior Note, 6.75%, 11/17/28 ........................ United States 529,000 561,865
Senior Note, 5.2%, 3/15/30 .......................... United States 764,000 773,642
Morgan Stanley ,
Senior Note, 5.123% to 1/31/28, FRN thereafter, 2/01/29 .... United States 1,030,000 1,045,280
Senior Note, 5.23% to 1/14/30, FRN thereafter, 1/15/31 ..... United States 490,000 502,085
Sub. Bond, 4.35%, 9/08/26 .......................... United States 3,409,000 3,400,908
Sub. Bond, 5.948% to 1/18/33, FRN thereafter, 1/19/38 ..... United States 226,000 233,233
Sub. Bond, 5.942% to 2/06/34, FRN thereafter, 2/07/39 ..... United States 744,000 768,473
d
MSCI, Inc. , Senior Bond , 144A, 3.625% , 9/01/30 ............ United States 1,432,000 1,344,567
Nasdaq, Inc. , Senior Bond , 5.55% , 2/15/34 ................
United States 146,000 151,531
S&P Global, Inc. , Senior Bond , 2.5% , 12/01/29 .............
United States 1,550,000 1,439,325
d
UBS Group AG ,
Senior Bond, 144A, 3.869% to 1/11/28, FRN thereafter, 1/12/29 Switzerland 443,000 435,956
Senior Bond, 144A, 9.016% to 11/14/32, FRN thereafter,
11/15/33 ........................................ Switzerland 1,090,000 1,351,535
20,399,400
Chemicals 0.3%
Celanese US Holdings LLC ,
Senior Note, 1.4%, 8/05/26 .......................... United States 750,000 724,350
Senior Note, 6.665%, 7/15/27 ........................ United States 451,000 462,551
d
CF Industries, Inc. , Senior Bond , 144A, 4.5% , 12/01/26 ....... United States 76,000 75,929
DuPont de Nemours, Inc. , Senior Bond , 5.419% , 11/15/48 .....
United States 1,533,000 1,534,125
FMC Corp. , Sub. Bond , 8.45% to 10/31/30, FRN thereafter ,
11/01/55 ........................................ United States 1,155,000 1,196,964
Huntsman International LLC ,
Senior Bond, 4.5%, 5/01/29 .......................... United States 1,600,000 1,521,667
Senior Bond, 5.7%, 10/15/34 ......................... United States 300,000 276,720
International Flavors & Fragrances, Inc. , Senior Bond , 4.45% ,
9/26/28 ......................................... United States 625,000 622,676
Nutrien Ltd. , Senior Note , 4% , 12/15/26 ...................
Canada 1,170,000 1,161,765
7,576,747
Commercial Services & Supplies 0.2%
Republic Services, Inc. , Senior Note , 5% , 11/15/29 ..........
United States 1,670,000 1,710,276
Waste Connections, Inc. ,
Senior Bond, 4.25%, 12/01/28 ........................ United States 1,318,000 1,317,023
Senior Bond, 5%, 3/01/34 ........................... United States 520,000 523,524

George Putnam Balanced Fund
Schedule of Investments
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Commercial Services & Supplies (continued)
Waste Management, Inc. , Senior Note , 4.875% , 2/15/29 ......
United States 880,000 $ 898,026
4,448,849
Communications Equipment 0.1%
Cisco Systems, Inc. , Senior Bond , 5.05% , 2/26/34 ...........
United States 986,000 1,004,265
Motorola Solutions, Inc. ,
Senior Bond, 2.3%, 11/15/30 ......................... United States 195,000 173,293
Senior Note, 4.85%, 8/15/30 ......................... United States 224,000 225,597
Senior Note, 5.2%, 8/15/32 .......................... United States 761,000 771,481
2,174,636
Construction & Engineering 0.1%
MasTec, Inc. , Senior Note , 5.9% , 6/15/29 .................
United States 1,185,000 1,227,659
Consumer Finance 0.5%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust ,
Senior Bond, 3.3%, 1/30/32 .......................... Ireland 1,890,000 1,710,692
Senior Note, 4.875%, 4/01/28 ........................ Ireland 370,000 372,905
Senior Note, 5.1%, 1/19/29 .......................... Ireland 285,000 289,531
d
Aircastle Ltd. / Aircastle Ireland DAC , Senior Note , 144A, 5.25% ,
3/15/30 ......................................... United States 540,000 545,613
Ally Financial, Inc. , Senior Bond , 8% , 11/01/31 .............
United States 649,000 733,558
d
Avolon Holdings Funding Ltd. ,
Senior Note, 144A, 5.75% , 11/15/29 ................... Ireland 976,000 1,005,212
Senior Note, 144A, 4.9%, 10/10/30 .................... Ireland 1,015,000 1,011,712
Capital One Financial Corp. ,
Senior Bond, 3.75%, 3/09/27 ......................... United States 1,146,000 1,134,745
Senior Note, 7.624% to 10/29/30, FRN thereafter, 10/30/31 .. United States 383,000 431,377
Sub. Bond, 4.2%, 10/29/25 .......................... United States 227,000 226,592
Ford Motor Credit Co. LLC , Senior Note , 5.8% , 3/05/27 .......
United States 1,120,000 1,126,643
General Motors Financial Co., Inc. ,
Senior Note, 5.8%, 1/07/29 .......................... United States 715,000 737,409
Senior Note, 4.9%, 10/06/29 ......................... United States 404,000 403,500
d
Macquarie Airfinance Holdings Ltd. ,
Senior Note, 144A, 5.15%, 3/17/30 .................... United Kingdom 528,000 528,128
Senior Note, 144A, 6.5%, 3/26/31 ..................... United Kingdom 677,000 717,320
10,974,937
Consumer Staples Distribution & Retail 0.2%
d
7-Eleven, Inc. ,
Senior Bond, 144A, 1.8%, 2/10/31 ..................... United States 202,000 171,864
Senior Note, 144A, 1.3%, 2/10/28 ..................... United States 1,748,000 1,620,221
d
Alimentation Couche-Tard, Inc. ,
Senior Bond, 144A, 3.55%, 7/26/27 .................... Canada 995,000 978,549
Senior Bond, 144A, 2.95%, 1/25/30 .................... Canada 919,000 857,264
3,627,898
Containers & Packaging 0.2%
Berry Global, Inc. ,
Senior Secured Note, 1.57%, 1/15/26 .................. United States 1,167,000 1,149,419
Senior Secured Note, 1.65%, 1/15/27 .................. United States 964,000 924,293
Senior Secured Note, 5.5%, 4/15/28 ................... United States 81,000 82,901
d
Senior Secured Note, 144A, 4.875%, 7/15/26 ............ United States 30,000 29,983
WestRock MWV LLC ,
Senior Bond, 8.2%, 1/15/30 .......................... United States 1,040,000 1,192,927

George Putnam Balanced Fund
Schedule of Investments
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Containers & Packaging (continued)
WestRock MWV LLC, (continued)
Senior Bond, 7.95%, 2/15/31 ......................... United States 168,000 $ 193,643
3,573,166
Diversified Consumer Services 0.1%
Service Corp. International ,
Senior Bond, 3.375%, 8/15/30 ........................ United States 165,000 150,485
Senior Note, 4%, 5/15/31 ........................... United States 1,335,000 1,239,428
1,389,913
Diversified REITs 0.2%
GLP Capital LP / GLP Financing II, Inc. ,
Senior Bond, 3.25%, 1/15/32 ......................... United States 453,000 401,157
Senior Bond, 6.75%, 12/01/33 ........................ United States 690,000 739,834
VICI Properties LP ,
Senior Bond, 5.75%, 4/01/34 ......................... United States 752,000 769,880
Senior Note, 4.75%, 2/15/28 ......................... United States 760,000 763,306
d
VICI Properties LP / VICI Note Co., Inc. ,
Senior Note, 144A, 3.75%, 2/15/27 .................... United States 285,000 280,210
Senior Note, 144A, 4.5%, 1/15/28 ..................... United States 945,000 936,468
Senior Note, 144A, 3.875%, 2/15/29 ................... United States 730,000 706,883
4,597,738
Diversified Telecommunication Services 0.4%
AT&T, Inc. ,
Senior Bond, 2.25%, 2/01/32 ......................... United States 991,000 850,898
Senior Bond, 2.55%, 12/01/33 ........................ United States 1,464,000 1,221,103
Senior Bond, 4.75%, 5/15/46 ......................... United States 94,000 81,848
Senior Bond, 3.55%, 9/15/55 ......................... United States 56,000 37,575
Sprint Capital Corp. , Senior Bond , 6.875% , 11/15/28 .........
United States 1,613,000 1,724,913
TELUS Corp. , Junior Sub. Bond , 6.625% to 10/14/30, FRN
thereafter , 10/15/55 ................................ Canada 1,462,000 1,481,123
Verizon Communications, Inc. ,
d
Senior Bond, 144A, 5.401%, 7/02/37 ................... United States 1,918,000 1,917,413
Senior Note, 2.355%, 3/15/32 ........................ United States 628,000 540,083
7,854,956
Electric Utilities 1.1%
American Electric Power Co., Inc. ,
Senior Bond, 5.625%, 3/01/33 ........................ United States 296,000 307,144
J, Senior Bond, 4.3%, 12/01/28 ....................... United States 528,000 525,640
d
American Transmission Systems, Inc. , Senior Bond , 144A,
2.65% , 1/15/32 ................................... United States 345,000 303,647
Appalachian Power Co. , L , Senior Bond , 5.8% , 10/01/35 ......
United States 502,000 513,687
Commonwealth Edison Co. , 100 , Senior Bond , 5.875% , 2/01/33
United States 547,000 575,543
Duke Energy Carolinas LLC , Senior Bond , 4.25% , 12/15/41 ...
United States 466,000 398,608
Duke Energy Corp. ,
Senior Bond, 5.45%, 6/15/34 ......................... United States 1,071,000 1,098,461
Senior Bond, 5.8%, 6/15/54 .......................... United States 767,000 750,363
Senior Note, 4.85%, 1/05/29 ......................... United States 125,000 126,491
Duke Energy Ohio, Inc. , Senior Bond , 3.65% , 2/01/29 ........
United States 139,000 135,787
d
Enel Finance International NV , Senior Bond , 144A, 7.5% ,
10/14/32 ........................................ Italy 920,000 1,050,741

George Putnam Balanced Fund
Schedule of Investments
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Electric Utilities (continued)
Eversource Energy , Senior Note , 5.45% , 3/01/28 ............
United States 465,000 $ 475,555
Exelon Corp. ,
Senior Bond, 5.625%, 6/15/35 ........................ United States 237,000 242,790
Senior Note, 5.15%, 3/15/29 ......................... United States 1,655,000 1,693,161
FirstEnergy Transmission LLC , Senior Note , 4.55% , 1/15/30 ...
United States 225,000 224,681
Georgia Power Co. ,
Senior Bond, 4.95%, 5/17/33 ......................... United States 824,000 828,235
Senior Bond, 5.25%, 3/15/34 ......................... United States 713,000 725,388
IPALCO Enterprises, Inc. , Senior Secured Note , 4.25% , 5/01/30
United States 729,000 699,734
NextEra Energy Capital Holdings, Inc. ,
Senior Bond, 5.9%, 3/15/55 .......................... United States 625,000 623,861
Senior Note, 5.3%, 3/15/32 .......................... United States 2,005,000 2,059,412
Northern States Power Co. , Senior Bond , 5.05% , 5/15/35 .....
United States 400,000 402,455
d
NRG Energy, Inc. ,
Senior Secured Note, 144A, 2%, 12/02/25 ............... United States 620,000 613,083
Senior Secured Note, 144A, 2.45%, 12/02/27 ............ United States 900,000 853,129
Oncor Electric Delivery Co. LLC ,
Senior Secured Bond, 5.75%, 3/15/29 .................. United States 445,000 464,111
Senior Secured Bond, 4.95%, 9/15/52 .................. United States 783,000 698,055
Pacific Gas and Electric Co. ,
Senior Bond, 5.9%, 6/15/32 .......................... United States 480,000 494,376
Senior Bond, 4.95%, 7/01/50 ......................... United States 506,000 418,752
Senior Bond, 6.75%, 1/15/53 ......................... United States 550,000 571,677
Senior Note, 2.1%, 8/01/27 .......................... United States 235,000 223,229
Senior Note, 3.3%, 12/01/27 ......................... United States 1,050,000 1,014,498
Senior Note, 5.55%, 5/15/29 ......................... United States 275,000 280,420
PacifiCorp , Senior Bond , 2.7% , 9/15/30 ...................
United States 588,000 536,126
Southern Co. (The) , Senior Note , 5.5% , 3/15/29 ............
United States 105,000 108,821
Virginia Electric and Power Co. , Senior Bond , 5.05% , 8/15/34 ..
United States 770,000 771,619
d
Vistra Operations Co. LLC ,
Senior Secured Bond, 144A, 4.3%, 7/15/29 .............. United States 442,000 435,296
Senior Secured Bond, 144A, 6.95%, 10/15/33 ............ United States 743,000 817,452
Senior Secured Bond, 144A, 6%, 4/15/34 ............... United States 896,000 930,748
Senior Secured Note, 144A, 3.7%, 1/30/27 .............. United States 920,000 907,665
Xcel Energy, Inc. , Senior Bond , 5.6% , 4/15/35 ..............
United States 1,250,000 1,274,283
25,174,724
Electrical Equipment 0.1%
d
Vertiv Group Corp. , Senior Secured Note , 144A, 4.125% ,
11/15/28 ........................................ United States 1,227,000 1,194,423
Electronic Equipment, Instruments & Components 0.0%
†
Flex Ltd. , Senior Note , 5.25% , 1/15/32 ...................
United States 822,000 831,918
Entertainment 0.1%
Netflix, Inc. ,
Senior Bond, 5.4%, 8/15/54 .......................... United States 273,000 267,554
d
Senior Bond, 144A, 5.375%, 11/15/29 .................. United States 1,779,000 1,847,496
Walt Disney Co. (The) , Senior Bond , 4.75% , 9/15/44 .........
United States 26,000 23,510
2,138,560
Financial Services 0.0%
†
Corebridge Financial, Inc. , Senior Note , 3.85% , 4/05/29 .......
United States 521,000 509,184

George Putnam Balanced Fund
Schedule of Investments
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Food Products 0.2%
JBS USA Holding Lux SARL / JBS USA Food Co. / JBS Lux Co.
SARL ,
Senior Note, 3%, 2/02/29 ........................... United States 1,090,000 $ 1,033,024
Senior Note, 5.75%, 4/01/33 ......................... United States 212,000 217,533
Senior Note, 6.75%, 3/15/34 ......................... United States 665,000 724,280
d
JBS USA LUX SARL / JBS USA Food Co. / JBS USA Foods
Group, Inc. , Senior Bond , 144A, 5.95% , 4/20/35 ........... United States 410,000 423,465
Kellanova ,
Senior Bond, 4.5%, 4/01/46 .......................... United States 122,000 104,082
B, Senior Bond, 7.45%, 4/01/31 ....................... United States 159,000 181,205
d
Mars, Inc. ,
Senior Bond, 144A, 5.65%, 5/01/45 .................... United States 475,000 472,101
Senior Bond, 144A, 5.7%, 5/01/55 ..................... United States 385,000 380,241
Senior Bond, 144A, 5.8%, 5/01/65 ..................... United States 240,000 237,862
Senior Note, 144A, 4.65%, 4/20/31 .................... United States 83,000 83,400
Senior Note, 144A, 5%, 3/01/32 ...................... United States 390,000 393,796
Senior Note, 144A, 5.2%, 3/01/35 ..................... United States 510,000 512,727
Pilgrim's Pride Corp. , Senior Note , 3.5% , 3/01/32 ...........
United States 345,000 310,152
5,073,868
Gas Utilities 0.0%
†
CenterPoint Energy Resources Corp. , Senior Bond , 5.4% ,
7/01/34 ......................................... United States 520,000 528,258
Ground Transportation 0.3%
d
Ashtead Capital, Inc. ,
Senior Bond, 144A, 4.375%, 8/15/27 ................... United Kingdom 1,155,000 1,146,636
Senior Note, 144A, 4%, 5/01/28 ...................... United Kingdom 1,190,000 1,167,668
d
Penske Truck Leasing Co. LP / PTL Finance Corp. ,
Senior Bond, 144A, 3.4%, 11/15/26 .................... United States 595,000 585,918
Senior Note, 144A, 4.4%, 7/01/27 ..................... United States 2,165,000 2,156,834
d
SMBC Aviation Capital Finance DAC , Senior Note , 144A, 5.3% ,
4/03/29 ......................................... Ireland 885,000 902,042
5,959,098
Health Care Equipment & Supplies 0.1%
Becton Dickinson & Co. , Senior Bond , 2.823% , 5/20/30 .......
United States 547,000 505,661
GE HealthCare Technologies, Inc. , Senior Note , 5.65% , 11/15/27
United States 675,000 692,215
1,197,876
Health Care Providers & Services 0.3%
Centene Corp. , Senior Note , 2.625% , 8/01/31 ..............
United States 940,000 785,578
CVS Health Corp. ,
Junior Sub. Bond, 7% to 3/09/30, FRN thereafter, 3/10/55 ... United States 285,000 293,932
Senior Bond, 4.78%, 3/25/38 ......................... United States 398,000 363,894
HCA, Inc. ,
Senior Bond, 5.25%, 6/15/26 ......................... United States 143,000 143,204
Senior Bond, 5.6%, 4/01/34 .......................... United States 433,000 441,772
Senior Bond, 6%, 4/01/54 ........................... United States 571,000 554,824
Senior Note, 5.375%, 9/01/26 ........................ United States 458,000 459,971
Senior Note, 3.625%, 3/15/32 ........................ United States 247,000 227,408
Humana, Inc. , Senior Note , 5.75% , 3/01/28 ................
United States 1,025,000 1,052,697
Icon Investments Six DAC ,
Senior Secured Note, 5.809%, 5/08/27 ................. United States 557,000 566,414
Senior Secured Note, 5.849%, 5/08/29 ................. United States 238,000 246,884

George Putnam Balanced Fund
Schedule of Investments
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Health Care Providers & Services (continued)
UnitedHealth Group, Inc. , Senior Note , 5.3% , 6/15/35 ........
United States 1,605,000 $ 1,622,516
6,759,094
Hotels, Restaurants & Leisure 0.3%
d
Carnival Corp. ,
Senior Note, 144A, 5.75%, 3/15/30 .................... United States 140,000 142,095
Senior Note, 144A, 5.75%, 8/01/32 .................... United States 1,255,000 1,265,065
Senior Secured Note, 144A, 4%, 8/01/28 ................ United States 1,861,000 1,808,659
Hyatt Hotels Corp. ,
Senior Note, 5.05%, 3/30/28 ......................... United States 1,240,000 1,252,584
Senior Note, 5.25%, 6/30/29 ......................... United States 635,000 646,266
Senior Note, 5.375%, 12/15/31 ....................... United States 425,000 430,998
Las Vegas Sands Corp. , Senior Note , 3.5% , 8/18/26 .........
United States 433,000 426,701
5,972,368
Household Durables 0.2%
DR Horton, Inc. ,
Senior Bond, 5%, 10/15/34 .......................... United States 1,846,000 1,825,569
Senior Bond, 5.5%, 10/15/35 ......................... United States 1,220,000 1,238,035
Toll Brothers Finance Corp. ,
Senior Bond, 4.35%, 2/15/28 ......................... United States 501,000 498,469
Senior Bond, 3.8%, 11/01/29 ......................... United States 605,000 587,999
4,150,072
Independent Power and Renewable Electricity Producers 0.2%
d
Alexander Funding Trust II , Senior Secured Note , 144A, 7.467% ,
7/31/28 ......................................... United States 1,160,000 1,232,832
Constellation Energy Generation LLC ,
Senior Bond, 6.125%, 1/15/34 ........................ United States 436,000 469,176
Senior Bond, 6.5%, 10/01/53 ......................... United States 1,060,000 1,147,449
Senior Bond, 5.75%, 3/15/54 ......................... United States 439,000 431,240
Senior Note, 5.6%, 3/01/28 .......................... United States 1,460,000 1,503,914
4,784,611
Industrial REITs 0.0%
†
Prologis LP ,
Senior Bond, 2.25%, 4/15/30 ......................... United States 419,000 380,553
Senior Bond, 5%, 3/15/34 ........................... United States 507,000 506,980
Senior Note, 2.125%, 4/15/27 ........................ United States 194,000 187,183
1,074,716
Insurance 0.6%
Arthur J Gallagher & Co. , Senior Note , 4.85% , 12/15/29 ......
United States 490,000 494,608
d
Athene Global Funding ,
Secured Note, 144A, 5.526%, 7/11/31 .................. United States 968,000 988,418
Secured Note, 144A, 5.322%, 11/13/31 ................. United States 763,000 768,097
Athene Holding Ltd. ,
Senior Bond, 5.875%, 1/15/34 ........................ United States 411,000 423,994
Senior Bond, 6.25%, 4/01/54 ......................... United States 309,000 305,348
Berkshire Hathaway Finance Corp. ,
Senior Bond, 4.3%, 5/15/43 .......................... United States 724,000 634,759
Senior Bond, 2.85%, 10/15/50 ........................ United States 5,000 3,181
Brown & Brown, Inc. ,
Senior Bond, 5.55%, 6/23/35 ......................... United States 425,000 429,842

George Putnam Balanced Fund
Schedule of Investments
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Insurance (continued)
Brown & Brown, Inc., (continued)
Senior Note, 4.9%, 6/23/30 .......................... United States 883,000 $ 887,019
Senior Note, 5.25%, 6/23/32 ......................... United States 318,000 321,855
CNA Financial Corp. , Senior Bond , 5.125% , 2/15/34 .........
United States 591,000 586,651
d
CNO Global Funding ,
Secured Note, 144A, 2.65%, 1/06/29 ................... United States 150,000 140,039
Secured Note, 144A, 4.95%, 9/09/29 ................... United States 120,000 121,074
F&G Annuities & Life, Inc. , Senior Note , 6.5% , 6/04/29 .......
United States 740,000 762,695
Fairfax Financial Holdings Ltd. , Senior Note , 4.85% , 4/17/28 ...
Canada 1,225,000 1,232,549
Fidelity National Financial, Inc. , Senior Bond , 3.2% , 9/17/51 ...
United States 513,000 315,199
Marsh & McLennan Cos., Inc. , Senior Bond , 4.375% , 3/15/29 ..
United States 1,422,000 1,424,940
d
Massachusetts Mutual Life Insurance Co. , Sub. Bond , 144A,
3.729% , 10/15/70 .................................. United States 1,305,000 857,884
d
MetLife Capital Trust IV , Junior Sub. Bond , 144A, 7.875% ,
12/15/37 ........................................ United States 2,264,000 2,475,763
d
Teachers Insurance & Annuity Association of America , Sub. Bond ,
144A, 6.85% , 12/16/39 .............................. United States 234,000 262,059
13,435,974
Interactive Media & Services 0.1%
Meta Platforms, Inc. ,
Senior Bond, 5.4%, 8/15/54 .......................... United States 2,686,000 2,597,444
Senior Bond, 5.75%, 5/15/63 ......................... United States 386,000 388,240
Senior Bond, 5.55%, 8/15/64 ......................... United States 180,000 174,768
3,160,452
IT Services 0.0%
†
d
Gartner, Inc. ,
Senior Bond, 144A, 3.75%, 10/01/30 ................... United States 545,000 510,527
Senior Note, 144A, 3.625%, 6/15/29 ................... United States 141,000 133,836
644,363
Leisure Products 0.1%
Brunswick Corp. ,
Senior Bond, 2.4%, 8/18/31 .......................... United States 650,000 554,720
Senior Bond, 5.1%, 4/01/52 .......................... United States 830,000 643,155
Senior Note, 5.85%, 3/18/29 ......................... United States 565,000 580,922
1,778,797
Life Sciences Tools & Services 0.0%
†
Illumina, Inc. , Senior Note , 4.65% , 9/09/26 ................
United States 536,000 535,865
Machinery 0.1%
Oshkosh Corp. , Senior Bond , 3.1% , 3/01/30 ...............
United States 146,000 136,051
Westinghouse Air Brake Technologies Corp. , Senior Bond ,
5.611% , 3/11/34 ................................... United States 1,380,000 1,427,590
1,563,641
Media 0.3%
Charter Communications Operating LLC / Charter
Communications Operating Capital Corp. ,
Senior Secured Bond, 3.7%, 4/01/51 ................... United States 59,000 38,115
Senior Secured Note, 2.25%, 1/15/29 .................. United States 274,000 251,879

George Putnam Balanced Fund
Schedule of Investments
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Media (continued)
Comcast Corp. ,
Senior Bond, 3.999%, 11/01/49 ....................... United States 825,000 $ 623,095
Senior Bond, 3.45%, 2/01/50 ......................... United States 1,450,000 990,894
Interpublic Group of Cos., Inc. (The) , Senior Bond , 4.65% ,
10/01/28 ........................................ United States 1,668,000 1,669,140
Paramount Global ,
Senior Bond, 4.2%, 6/01/29 .......................... United States 815,000 793,268
Senior Bond, 4.95%, 1/15/31 ......................... United States 275,000 268,274
Senior Bond, 4.2%, 5/19/32 .......................... United States 8,000 7,338
Senior Note, 3.7%, 6/01/28 .......................... United States 210,000 203,512
Time Warner Cable Enterprises LLC , Senior Secured Bond ,
8.375% , 7/15/33 ................................... United States 2,203,000 2,540,373
7,385,888
Metals & Mining 0.1%
d
Glencore Funding LLC ,
Senior Bond, 144A, 2.5%, 9/01/30 ..................... Australia 1,790,000 1,611,410
Senior Bond, 144A, 5.634%, 4/04/34 ................... Australia 1,061,000 1,082,469
2,693,879
Multi-Utilities 0.2%
Consolidated Edison Co. of New York, Inc. , 12-A , Senior Bond ,
4.2% , 3/15/42 .................................... United States 228,000 193,271
DTE Energy Co. ,
Senior Bond, 5.85%, 6/01/34 ......................... United States 491,000 514,091
Senior Note, 4.95%, 7/01/27 ......................... United States 745,000 751,945
NiSource, Inc. , Senior Note , 5.2% , 7/01/29 ................
United States 1,160,000 1,187,366
Puget Sound Energy, Inc. , Senior Bond , 5.448% , 6/01/53 .....
United States 510,000 485,808
Sempra, Inc. , Senior Bond , 5.5% , 8/01/33 .................
United States 564,000 576,821
Southern Co. Gas Capital Corp. , Senior Bond , 4.95% , 9/15/34 .
United States 525,000 519,665
4,228,967
Oil, Gas & Consumable Fuels 0.9%
d
Aker BP ASA , Senior Bond , 144A, 5.8% , 10/01/54 ........... Norway 617,000 561,460
Canadian Natural Resources Ltd. ,
Senior Bond, 7.2%, 1/15/32 .......................... Canada 945,000 1,038,528
d
Senior Note, 144A, 5%, 12/15/29 ..................... Canada 252,000 253,775
Cheniere Energy Partners LP ,
Senior Bond, 3.25%, 1/31/32 ......................... United States 468,000 420,892
Senior Note, 4.5%, 10/01/29 ......................... United States 1,645,000 1,628,039
d
Columbia Pipelines Operating Co. LLC ,
Senior Bond, 144A, 6.544%, 11/15/53 .................. United States 525,000 542,546
Senior Note, 144A, 5.927%, 8/15/30 ................... United States 497,000 523,233
d
DT Midstream, Inc. , Senior Secured Bond , 144A, 5.8% , 12/15/34 United States 1,040,000 1,058,686
Eastern Energy Gas Holdings LLC ,
Senior Bond, 5.8%, 1/15/35 .......................... United States 394,000 408,939
Senior Bond, 5.65%, 10/15/54 ........................ United States 151,000 144,699
El Paso Natural Gas Co. LLC , Senior Bond , 8.375% , 6/15/32 ..
United States 439,000 515,581
Enbridge, Inc. ,
Senior Bond, 4.25%, 12/01/26 ........................ Canada 416,000 414,752
Senior Note, 4.9%, 6/20/30 .......................... Canada 490,000 494,463
Energy Transfer LP ,
e
B, Junior Sub. Bond, 6.625% to 2/14/28, FRN thereafter,
Perpetual ....................................... United States 2,076,000 2,072,988

George Putnam Balanced Fund
Schedule of Investments
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Oil, Gas & Consumable Fuels (continued)
Energy Transfer LP, (continued)
Senior Bond, 6.5%, 2/01/42 .......................... United States 123,000 $ 128,386
Senior Note, 5.25%, 7/01/29 ......................... United States 410,000 419,416
Senior Note, 5.2%, 4/01/30 .......................... United States 421,000 429,250
Kinder Morgan Energy Partners LP , Senior Bond , 5.4% , 9/01/44
United States 178,000 165,186
Kinder Morgan, Inc. , Senior Bond , 7.75% , 1/15/32 ...........
United States 452,000 519,156
Occidental Petroleum Corp. ,
Senior Bond, 7.5%, 5/01/31 .......................... United States 1,022,000 1,124,495
Senior Note, 5.2%, 8/01/29 .......................... United States 255,000 255,821
ONEOK, Inc. ,
Senior Bond, 6.05%, 9/01/33 ......................... United States 108,000 113,383
Senior Note, 4.75%, 10/15/31 ........................ United States 845,000 837,347
Senior Note, 6.1%, 11/15/32 ......................... United States 909,000 961,402
Ovintiv, Inc. , Senior Bond , 6.25% , 7/15/33 .................
United States 193,000 199,692
d
South Bow USA Infrastructure Holdings LLC ,
Senior Bond, 144A, 5.584%, 10/01/34 .................. Canada 412,000 406,946
Senior Note, 144A, 5.026%, 10/01/29 .................. Canada 925,000 924,515
Targa Resources Partners LP / Targa Resources Partners
Finance Corp. , Senior Bond , 4.875% , 2/01/31 ............ United States 444,000 439,018
d
Venture Global Calcasieu Pass LLC , Senior Secured Note , 144A,
6.25% , 1/15/30 ................................... United States 1,895,000 1,947,679
Viper Energy Partners LLC ,
Senior Bond, 5.7%, 8/01/35 .......................... United States 488,000 485,328
Senior Note, 4.9%, 8/01/30 .......................... United States 222,000 221,202
Williams Cos., Inc. (The) , Senior Bond , 5.6% , 3/15/35 ........
United States 697,000 712,819
20,369,622
Paper & Forest Products 0.1%
d
Georgia-Pacific LLC , Senior Note , 144A, 2.1% , 4/30/27 ....... United States 1,525,000 1,470,193
Passenger Airlines 0.0%
†
d
AS Mileage Plan IP Ltd. , Senior Secured Note , 144A, 5.021% ,
10/20/29 ........................................ United States 1,190,000 1,181,321
Personal Care Products 0.1%
Haleon US Capital LLC , Senior Note , 3.375% , 3/24/27 .......
United States 740,000 727,856
Kenvue, Inc. ,
Senior Note, 4.85%, 5/22/32 ......................... United States 200,000 201,640
Senior Note, 4.9%, 3/22/33 .......................... United States 1,490,000 1,507,732
2,437,228
Pharmaceuticals 0.2%
Pfizer Investment Enterprises Pte. Ltd. ,
Senior Bond, 4.75%, 5/19/33 ......................... United States 1,355,000 1,347,403
Senior Bond, 5.3%, 5/19/53 .......................... United States 629,000 587,752
Royalty Pharma plc ,
Senior Bond, 5.4%, 9/02/34 .......................... United States 743,000 749,791
Senior Note, 5.15%, 9/02/29 ......................... United States 666,000 678,405
Viatris, Inc. , Senior Note , 2.3% , 6/22/27 ...................
United States 565,000 537,869
Wyeth LLC , Senior Bond , 5.95% , 4/01/37 .................
United States 304,000 322,967
Zoetis, Inc. , Senior Bond , 2% , 5/15/30 ....................
United States 557,000 499,093
4,723,280

George Putnam Balanced Fund
Schedule of Investments
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Professional Services 0.1%
Paychex, Inc. , Senior Note , 5.1% , 4/15/30 .................
United States 1,195,000 $ 1,221,321
Semiconductors & Semiconductor Equipment 0.3%
Analog Devices, Inc. , Senior Note , 5.05% , 4/01/34 ..........
United States 811,000 826,185
Broadcom, Inc. ,
Senior Bond, 4.15%, 11/15/30 ........................ United States 1,003,000 982,670
d
Senior Bond, 144A, 3.187%, 11/15/36 .................. United States 606,000 500,323
d
Senior Bond, 144A, 4.926%, 5/15/37 ................... United States 2,469,000 2,387,010
d
Foundry JV Holdco LLC ,
Senior Secured Note, 144A, 5.5%, 1/25/31 .............. United States 285,000 291,077
Senior Secured Note, 144A, 5.9%, 1/25/33 .............. United States 430,000 442,271
Marvell Technology, Inc. ,
Senior Note, 5.75%, 2/15/29 ......................... United States 808,000 839,063
Senior Note, 4.75%, 7/15/30 ......................... United States 10,000 10,009
Senior Note, 5.95%, 9/15/33 ......................... United States 723,000 762,918
7,041,526
Software 0.2%
Atlassian Corp. , Senior Bond , 5.5% , 5/15/34 ...............
United States 230,000 233,647
Oracle Corp. ,
Senior Bond, 3.65%, 3/25/41 ......................... United States 1,568,000 1,226,575
Senior Note, 1.65%, 3/25/26 ......................... United States 1,385,000 1,357,995
ServiceNow, Inc. , Senior Bond , 1.4% , 9/01/30 ..............
United States 1,362,000 1,176,843
Synopsys, Inc. ,
Senior Bond, 5.15%, 4/01/35 ......................... United States 940,000 943,787
Senior Bond, 5.7%, 4/01/55 .......................... United States 70,000 69,081
5,007,928
Specialized REITs 0.4%
American Tower Corp. ,
Senior Bond, 3.125%, 1/15/27 ........................ United States 1,710,000 1,674,817
Senior Bond, 2.9%, 1/15/30 .......................... United States 921,000 855,800
Senior Bond, 2.7%, 4/15/31 .......................... United States 1,939,000 1,735,758
Senior Note, 2.75%, 1/15/27 ......................... United States 686,000 669,079
Crown Castle, Inc. ,
Senior Bond, 3.65%, 9/01/27 ......................... United States 549,000 539,170
Senior Bond, 3.8%, 2/15/28 .......................... United States 458,000 449,102
Senior Bond, 4.75%, 5/15/47 ......................... United States 165,000 142,383
Senior Note, 4.9%, 9/01/29 .......................... United States 785,000 790,962
EPR Properties , Senior Bond , 4.5% , 6/01/27 ...............
United States 255,000 253,181
Equinix, Inc. , Senior Bond , 3.2% , 11/18/29 ................
United States 1,483,000 1,400,905
Weyerhaeuser Co. , Senior Bond , 7.375% , 3/15/32 ..........
United States 140,000 158,499
8,669,656
Specialty Retail 0.1%
AutoNation, Inc. , Senior Bond , 4.5% , 10/01/25 .............
United States 137,000 136,845
Dick's Sporting Goods, Inc. ,
Senior Bond, 3.15%, 1/15/32 ......................... United States 780,000 700,519
Senior Bond, 4.1%, 1/15/52 .......................... United States 710,000 506,945
1,344,309

George Putnam Balanced Fund
Schedule of Investments
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Technology Hardware, Storage & Peripherals 0.1%
Hewlett Packard Enterprise Co. ,
Senior Bond, 5%, 10/15/34 .......................... United States 301,000 $ 292,105
Senior Bond, 5.6%, 10/15/54 ......................... United States 601,000 552,832
Senior Note, 4.55%, 10/15/29 ........................ United States 517,000 514,121
Senior Note, 4.85%, 10/15/31 ........................ United States 601,000 598,969
1,958,027
Textiles, Apparel & Luxury Goods 0.1%
PVH Corp. , Senior Note , 5.5% , 6/13/30 ...................
United States 730,000 735,746
Tapestry, Inc. ,
Senior Bond, 3.05%, 3/15/32 ......................... United States 211,000 188,112
Senior Bond, 5.5%, 3/11/35 .......................... United States 587,000 590,055
Senior Note, 5.1%, 3/11/30 .......................... United States 478,000 484,823
1,998,736
Tobacco 0.1%
Philip Morris International, Inc. ,
Senior Note, 5.125%, 2/15/30 ........................ United States 1,517,000 1,553,794
Senior Note, 4.375%, 4/30/30 ........................ United States 580,000 576,279
Senior Note, 4.75%, 11/01/31 ........................ United States 535,000 535,799
2,665,872
Trading Companies & Distributors 0.1%
d
Aviation Capital Group LLC ,
Senior Note, 144A, 5.375%, 7/15/29 ................... United States 1,055,000 1,073,891
Senior Note, 144A, 5.125%, 4/10/30 ................... United States 935,000 942,100
2,015,991
Wireless Telecommunication Services 0.3%
Rogers Communications, Inc. ,
Senior Bond, 8.75%, 5/01/32 ......................... Canada 85,000 99,922
Senior Note, 5%, 2/15/29 ........................... Canada 1,050,000 1,063,671
Senior Note, 3.8%, 3/15/32 .......................... Canada 544,000 507,188
Sub. Bond, 7.125% to 4/14/35, FRN thereafter, 4/15/55 ..... Canada 600,000 614,288
NC5, Sub. Bond, 7% to 4/14/30, FRN thereafter, 4/15/55 .... Canada 1,195,000 1,224,721
T-Mobile USA, Inc. ,
Senior Bond, 5.05%, 7/15/33 ......................... United States 592,000 593,111
Senior Note, 3.75%, 4/15/27 ......................... United States 1,762,000 1,741,633
Senior Note, 3.875%, 4/15/30 ........................ United States 44,000 42,659
5,887,193
Total Corporate Bonds (Cost $305,222,714) ...................................
302,608,887
Foreign Government and Agency Securities 0.1%
d
Electricite de France SA ,
Senior Bond, 144A, 5.75%, 1/13/35 .................... France 840,000 856,550
Senior Bond, 144A, 4.75%, 10/13/35 ................... France 1,079,000 1,042,320
Total Foreign Government and Agency Securities (Cost $1,812,382) .............
1,898,870
U.S. Government and Agency Securities 15.2%
U.S. Treasury Bonds ,
4.375%, 11/15/39 ................................. United States 5,500,000 5,341,230
4.25%, 11/15/40 .................................. United States 2,000,000 1,899,062
1.875%, 2/15/41 .................................. United States 13,570,000 9,278,488

George Putnam Balanced Fund
Schedule of Investments
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a a
Country
Principal
Amount
*
a
Value
a a a a a
U.S. Government and Agency Securities
(continued)
U.S. Treasury Bonds, (continued)
3.25%, 5/15/42 ................................... United States 18,280,000 $ 14,968,178
2.75%, 8/15/42 ................................... United States 19,190,000 14,539,423
3.375%, 11/15/48 ................................. United States 19,030,000 14,874,621
3%, 2/15/49 ..................................... United States 17,130,000 12,466,090
1.875%, 2/15/51 .................................. United States 27,550,000 15,261,193
2.875%, 5/15/52 .................................. United States 2,740,000 1,900,929
3.625%, 2/15/53 .................................. United States 9,360,000 7,533,338
U.S. Treasury Notes ,
4.375%, 8/15/26 .................................. United States 440,000 441,003
g
0.75%, 8/31/26 ................................... United States 1,630,400 1,572,253
3.875%, 5/31/27 .................................. United States 36,840,000 36,778,120
g
3.875%, 12/31/27 ................................. United States 180,000 179,888
1.25%, 9/30/28 ................................... United States 26,660,000 24,585,519
1.375%, 12/31/28 ................................. United States 10,650,000 9,802,368
2.375%, 3/31/29 .................................. United States 42,970,000 40,741,771
3.25%, 6/30/29 ................................... United States 16,350,000 15,959,771
4.25%, 6/30/29 ................................... United States 38,100,000 38,559,135
1.625%, 5/15/31 .................................. United States 10,110,000 8,862,442
1.375%, 11/15/31 ................................. United States 19,000,000 16,159,648
3.375%, 5/15/33 .................................. United States 4,230,000 3,997,681
3.875%, 8/15/33 .................................. United States 9,820,000 9,586,200
4%, 2/15/34 ..................................... United States 15,480,000 15,183,703
4.375%, 5/15/34 .................................. United States 15,480,000 15,577,052
Total U.S. Government and Agency Securities (Cost $345,106,448) ..............
336,049,106
Asset-Backed Securities 0.0%
†
Consumer Staples Distribution & Retail 0.0%
†
d
CVS Pass-Through Trust ,
144A, 7.507%, 1/10/32 .............................. United States 351,651 373,137
2013, 144A, 4.704%, 1/10/36 ......................... United States 423,015 402,853
775,990
a a a a a a
Total Asset-Backed Securities (Cost $774,666) ................................
775,990
Commercial Mortgage-Backed Securities 0.1%
Financial Services 0.1%
h
Citigroup Commercial Mortgage Trust , 2014-GC21 , C , FRN ,
4.78% , 5/10/47 ................................... United States 317,648 301,402
h
COMM Mortgage Trust , 2012-LC4 , C , FRN , 5.507% , 12/10/44 .. United States 55,743 52,214
CSAIL Commercial Mortgage Trust , 2019-C17 , AS , 3.278% ,
9/17/52 ......................................... United States 1,066,000 948,519
h
J.P. Morgan Chase Commercial Mortgage Securities Trust , 2012-
C6 , D , FRN , 4.964% , 5/15/45 ......................... United States 236,783 234,434
d,i
TIAA Real Estate CDO Ltd. , 2003-1A , E , 144A, 8% , 12/28/38 .. United States 2,032,334 179
Wells Fargo Commercial Mortgage Trust , 2017-C40 , A4 , 3.581% ,
10/15/50 ........................................ United States 1,112,000 1,085,512
2,622,260
a a a a a a
Total Commercial Mortgage-Backed Securities (Cost $3,439,356) ...............
2,622,260
Mortgage-Backed Securities 7.1%
Federal Home Loan Mortgage Corp. (FHLMC) Fixed Rate 0.7%
FHLMC Pool, 30 Year, 2%, 3/01/51 - 1/01/52 ............... United States 2,288,998 1,801,382
FHLMC Pool, 30 Year, 2.5%, 1/01/52 ..................... United States 5,312,797 4,433,971
FHLMC Pool, 30 Year, 3%, 3/01/43 - 10/01/51 .............. United States 1,044,718 913,142

George Putnam Balanced Fund
Schedule of Investments
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Mortgage-Backed Securities
(continued)
Federal Home Loan Mortgage Corp. (FHLMC) Fixed Rate (continued)
FHLMC Pool, 30 Year, 3.5%, 12/01/42 - 8/01/52 ............ United States 2,459,019 $ 2,221,353
FHLMC Pool, 30 Year, 4%, 7/01/42 - 5/01/52 ............... United States 2,681,035 2,520,262
FHLMC Pool, 30 Year, 4.5%, 8/01/52 - 2/01/53 ............. United States 1,184,531 1,130,733
FHLMC Pool, 30 Year, 5.5%, 9/01/52 - 11/01/53 ............ United States 1,644,882 1,650,572
FHLMC Pool, 30 Year, 6%, 3/01/35 - 9/01/53 ............... United States 339,370 347,395
15,018,810
Federal National Mortgage Association (FNMA) Fixed Rate 4.2%
FNMA, 3.5%, 5/01/56 ................................ United States 717,732 640,830
FNMA, 15 Year, 2%, 10/01/27 - 8/01/28 ................... United States 972,493 943,381
FNMA, 15 Year, 2.5%, 2/01/36 ......................... United States 1,312,196 1,221,111
FNMA, 15 Year, 3%, 12/01/30 .......................... United States 321,183 314,945
FNMA, 30 Year, 2%, 9/01/50 - 4/01/52 .................... United States 15,261,474 12,046,728
FNMA, 30 Year, 2.5%, 9/01/50 - 4/01/52 .................. United States 22,957,799 19,009,134
FNMA, 30 Year, 3%, 8/01/51 ........................... United States 15,237,584 13,296,824
FNMA, 30 Year, 3%, 2/01/43 - 4/01/52 .................... United States 4,338,723 3,805,142
FNMA, 30 Year, 3.5%, 5/01/43 - 6/01/52 .................. United States 5,321,738 4,826,577
FNMA, 30 Year, 4%, 9/01/45 - 5/01/53 .................... United States 2,208,733 2,057,567
FNMA, 30 Year, 4.5%, 5/01/48 - 5/01/53 .................. United States 4,394,496 4,209,002
FNMA, 30 Year, 5%, 8/01/33 - 10/01/52 ................... United States 916,800 901,034
FNMA, 30 Year, 5.5%, 7/01/33 - 11/01/53 ................. United States 3,107,295 3,126,629
FNMA, 30 Year, 6%, 10/01/53 .......................... United States 4,194,473 4,289,503
j
Uniform Mortgage-Backed Securities, 2%, TBA, 8/25/55 ...... United States 6,000,000 4,695,325
j
Uniform Mortgage-Backed Securities, 2.5%, TBA, 8/25/55 ..... United States 9,000,000 7,375,846
j
Uniform Mortgage-Backed Securities, 4.5%, TBA, 8/25/55 ..... United States 8,000,000 7,589,825
j
Uniform Mortgage-Backed Securities, 5%, TBA, 8/25/55 ...... United States 3,000,000 2,920,296
93,269,699
Government National Mortgage Association (GNMA) Fixed Rate 2.2%
GNMA I, 30 Year, 4%, 4/15/43 .......................... United States 1,414,703 1,339,497
GNMA I, Single-family, 30 Year, 3.5%, 11/15/47 ............. United States 41,615 38,071
GNMA II, 30 Year, 3.5%, 5/20/52 ........................ United States 3,779,013 3,379,126
GNMA II, Single-family, 30 Year, 2.5%, 9/20/52 - 2/20/53 ...... United States 9,758,430 8,273,476
GNMA II, Single-family, 30 Year, 3%, 7/20/46 - 11/20/46 ....... United States 17,823,957 15,814,278
GNMA II, Single-family, 30 Year, 3.5%, 11/20/47 - 8/15/55 ..... United States 6,898,743 6,209,781
GNMA II, Single-family, 30 Year, 4.5%, 3/20/49 - 10/20/49 ..... United States 280,678 266,374
GNMA II, Single-family, 30 Year, 5%, 2/20/49 - 8/15/55 ....... United States 9,041,049 8,847,389
GNMA II, Single-family, 30 Year, 5.5%, 4/20/54 ............. United States 3,917,177 3,932,274
48,100,266
Total Mortgage-Backed Securities (Cost $163,353,441) .........................
156,388,775
Municipal Bonds 0.1%
California 0.0%
†
State of California , GO , 7.5% , 4/01/34 ....................
United States 215,000 249,148
Ohio 0.0%
†
Ohio State University (The) , Revenue , 2010 C , 4.91% , 6/01/40 .
United States 275,000 266,471
Texas 0.1%
North Texas Tollway Authority , North Texas Tollway System ,
Revenue, First Tier , 2009 B , 6.718% , 1/01/49 ............. United States 350,000 383,958
Total Municipal Bonds (Cost $840,874) .......................................
899,577

George Putnam Balanced Fund
Schedule of Investments
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a a
Country
Principal
Amount
*
a
Value
a a a a a
Residential Mortgage-Backed Securities 0.0%
†
Financial Services 0.0%
†
h,k
FNMA , 2001-79 , BI , IO, FRN , 0.246% , 3/25/45 ............. United States 145,337 $ 712
l
FNMA Connecticut Avenue Securities Trust , 2016-C01 , 1M2 ,
FRN , 11.214% , ( 30-day SOFR Average + 6.864% ), 8/25/28 .. United States 82,804 85,013
85,725
a a a a a a
Total Residential Mortgage-Backed Securities (Cost $97,001) ...................
85,725
Total Long Term Investments (Cost $1,589,396,270) ...........................
2,151,770,319
a
Number of
Contracts
Notional
Amount
#
a a a aa
Options Purchased 0.4%
Calls - Over-the-Counter
Equity Options 0.4%
Seagate Technology Holdings plc, Counterparty MSCO, January
Strike Price $125.00, Expires 1/16/26 ................... 30,047,625 4,717,777,601 9,070,617
Southwest Airlines Co., Counterparty CITI, January Strike Price
$40.00, Expires 1/16/26 ............................. 1,950,080 58,346,394 25,663
9,096,280
Total Options Purchased (Cost $721,013) ....................................
9,096,280
Short Term Investments 4.0%
a a
Country Shares
a
Value
a a a a a a
Management Investment Companies 3.9%
m,n
Putnam Short Term Investment Fund, Class P, 4.558% ....... United States 86,907,631 86,907,631
Total Management Investment Companies (Cost $86,907,631) ..................
86,907,631
o
Investments from Cash Collateral Received for
Loaned Securities 0.1%
Money Market Funds 0.1%
m,n
Putnam Cash Collateral Pool, LLC, 4.589% ................ United States 1,690,925 1,690,925
Total Investments from Cash Collateral Received for Loaned Securities
(Cost $1,690,925) ..........................................................
1,690,925
Total Short Term Investments (Cost $88,598,556 ) ..............................
88,598,556
a
Total Investments (Cost $1,678,715,839) 101.8% ..............................
$2,249,465,155
TBA Sale Commitments (0.1)% ..............................................
(1,682,202)
Options Written (0.3)% .....................................................
(7,264,674)
Other Assets, less Liabilities (1.4)% .........................................
(29,697,545)
Net Assets 100.0% .........................................................
$2,210,820,734
a a a

George Putnam Balanced Fund
Schedule of Investments
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a
a a
Country
Principal
Amount
*
a Value
p
TBA Sale Commitments (0.1)%
Mortgage-Backed Securities (0.1)%
Government National Mortgage Association (GNMA) Fixed Rate (0.1)%
GNMA II, Single-family, 30 Year, 2.5%, 8/15/55 ............. United States (2,000,000) $ (1,682,202)
Total TBA Sale Commitments (Proceeds $(1,676,250)) .........................
$(1,682,202)
Number of
Contracts
Notional
Amount
#
q
Options Written (0.3)%
Calls - Over-the-Counter
Equity Options (0.3)%
Seagate Technology Holdings plc, Counterparty MSCO, January
Strike Price $135.00, Expires 1/16/26 ................... 32,451,435 5,095,199,809 (7,264,674)
(7,264,674)
Total Options Written (Premiums received $396,629) ..........................
$ (7,264,674)
#
Notional amount is the number of contracts multiplied by contract size, and may be multiplied by the underlying price. May include currency units, bushels, shares, pounds, barrels or other units. Currency units are stated in U.S. dollars unless otherwise indicated.
*
The principal amount is stated in U.S. dollars unless otherwise indicated.
†
Rounds to less than 0.1% of net assets.
a
Non-income producing.
b
A portion or all of the security is on loan at July 31, 2025. See Note 1 ( f ).
c
A portion or all of the security is held in connection with written option contracts open at year end.
d
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At July 31, 2025, the aggregate value of these securities was $74,620,515, representing 3.4% of net assets.
e
Perpetual security with no stated maturity date.
f
The coupon rate shown represents the rate at period end.
g
This security was pledged, or purchased with cash that was pledged, to the Fund for collateral on certain derivative contracts. See Note 1 ( e ).
h
Adjustable rate security with an interest rate that is not based on a published reference index and spread. The rate is based on the structure of the agreement and current market conditions. The coupon rate shown represents the rate at period end.
i
Defaulted security or security for which income has been deemed uncollectible. See Note 7 .
j
Security purchased on a to-be-announced (TBA) basis. See Note 1 ( d ).
k
Investment in an interest-only security entitles holders to receive only the interest payment on the underlying instruments. The principal amount shown is the notional amount of the underlying instruments.
l
The coupon rate shown represents the rate inclusive of any caps or floors, if applicable, in effect at period end.
m
See Note 3 ( g ) regarding investments in affiliated management investment companies.
n
The rate shown is the annualized seven-day effective yield at period end.
o
See Note 1 ( f ) regarding securities on loan.
p
Security sold on a to-be-announced (TBA) basis resulting in a short position. As such, the Fund is not subject to fees and expenses associated with short sale transactions.
See Note 1 ( d ).
q
See Note 1 ( e ) regarding written options.

George Putnam Balanced Fund
Schedule of Investments
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

At July 31, 2025, the Fund had the following forward exchange contracts outstanding. See Note 1(e).
Forward Exchange Contracts
Currency
Counter-
party
a
Type Quantity
Contract
Amount *
Settlement
Date
Unrealized
Appreciation
Unrealized
Depreciation
a a a a a a a a
OTC Forward Exchange Contracts
Hong Kong Dollar ... BZWS Buy 20,248,900 2,591,487 8/20/25 $ — $ (7,862)
Hong Kong Dollar ... GSCO Buy 509,800 65,321 8/20/25 — (274)
Hong Kong Dollar ... GSCO Sell 3,164,700 408,665 8/20/25 4,870 —
Hong Kong Dollar ... HSBK Sell 17,981,000 2,321,399 8/20/25 27,143 —
British Pound ...... BOFA Sell 2,475,000 3,341,881 9/17/25 71,809 —
British Pound ...... BZWS Sell 1,083,100 1,462,373 9/17/25 31,336 —
British Pound ...... GSCO Buy 315,800 429,621 9/17/25 — (12,373)
British Pound ...... GSCO Sell 102,100 137,860 9/17/25 2,961 —
British Pound ...... JPHQ Sell 1,200,100 1,620,066 9/17/25 34,444 —
British Pound ...... MSCO Sell 2,930,600 3,985,279 9/17/25 113,249 —
British Pound ...... SSBT Sell 2,425,000 3,274,174 9/17/25 70,164 —
British Pound ...... TDOM Sell 2,038,500 2,752,138 9/17/25 58,788 —
British Pound ...... UBSW Buy 448,400 593,283 9/17/25 — (838)
British Pound ...... UBSW Sell 272,000 367,249 9/17/25 7,871 —
British Pound ...... WPAC Sell 1,717,200 2,318,715 9/17/25 49,879 —
Danish Krone ...... HSBK Sell 11,825,300 1,818,494 9/17/25 4,193 —
Euro ............. BZWS Buy 158,800 183,300 9/17/25 — (1,526)
Euro ............. CITI Sell 207,800 238,327 9/17/25 464 —
Euro ............. GSCO Sell 458,300 525,600 9/17/25 995 —
Euro ............. MSCO Buy 376,000 438,149 9/17/25 — (7,751)
Euro ............. MSCO Sell 1,388,200 1,612,182 9/17/25 23,143 —
Euro ............. SSBT Buy 165,000 189,184 9/17/25 — (312)
Euro ............. UBSW Sell 1,471,600 1,688,037 9/17/25 3,533 —
Swedish Krona ..... MSCO Sell 49,836,400 5,224,938 9/17/25 118,922 —
Swiss Franc ....... BOFA Sell 2,202,000 2,743,662 9/17/25 17,178 —
Canadian Dollar .... BOFA Sell 721,700 529,342 10/15/25 6,602 —
Canadian Dollar .... BZWS Buy 109,100 79,092 10/15/25 — (69)
Canadian Dollar .... BZWS Sell 2,389,800 1,752,845 10/15/25 21,869 —
Canadian Dollar .... CITI Sell 3,230,800 2,369,652 10/15/25 29,524 —
Canadian Dollar .... GSCO Sell 4,008,900 2,940,367 10/15/25 36,647 —
Canadian Dollar .... HSBK Sell 494,700 363,173 10/15/25 4,852 —
Canadian Dollar .... JPHQ Sell 1,201,600 882,069 10/15/25 11,728 —
Canadian Dollar .... MSCO Sell 611,300 448,359 10/15/25 5,583 —
Canadian Dollar .... SSBT Sell 11,700 8,589 10/15/25 114 —
Canadian Dollar .... TDOM Buy 5,256,900 3,859,026 10/15/25 — (51,355)
Canadian Dollar .... UBSW Buy 300,200 217,778 10/15/25 — (338)
Canadian Dollar .... UBSW Sell 4,367,400 3,206,076 10/15/25 42,687 —
Total Forward Exchange Contracts ................................................... $800,548 $(82,698)
Net unrealized appreciation (depreciation) ............................................ $717,850
*
In U.S. dollars unless otherwise indicated.
a
May be comprised of multiple contracts with the same counterparty, currency and settlement date.
See Note  8  regarding other derivative information.
See A bbreviations on page 51 .

George Putnam Balanced Fund
Financial Statements
Statement of Assets and Liabilities
July 31, 2025
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

George Putnam
Balanced Fund
Assets:
Investments in securities:
Cost - Unaffiliated issuers ................................................................... $1,590,117,283
Cost - Non-controlled affiliates (Note 3 g ) ........................................................ 88,598,556
Value - Unaffiliated issuers (Includes securities loaned of $ 1,615,081 ) .................................. $2,160,866,599
Value - Non-controlled affiliates (Note 3 g ) ....................................................... 88,598,556
Cash .................................................................................... 233,321
Receivables:
Investment securities sold ................................................................... 911,146
Receivable for sales of TBA securities (Note 1 d ) .................................................. 1,676,250
Capital shares sold ........................................................................ 1,019,770
Dividends and interest ..................................................................... 7,982,435
Unrealized appreciation on OTC forward exchange contracts .......................................... 800,548
Prepaid expenses .......................................................................... 324,416
Total assets .......................................................................... 2,262,413,041
Liabilities:
Payables:
Payable for purchases of TBA securities (Note 1 d ) ................................................ 35,681,914
Capital shares redeemed ................................................................... 653,355
Management fees ......................................................................... 1,180,731
Administrative fees ........................................................................ 3,384
Distribution fees .......................................................................... 460,109
Transfer agent fees ........................................................................ 372,154
Trustees' fees and expenses ................................................................. 354,949
Deposits from brokers for:
OTC derivative contracts .................................................................. 142,000
Options written, at value (premiums received $ 396,629 ) .............................................. 7,264,674
Unrealized depreciation on OTC forward exchange contracts .......................................... 82,698
TBA sale commitments, at value (proceeds $1,676,250) (Note 1d) ...................................... 1,682,202
Payable upon return of securities loaned (Note 1 f ) .................................................. 1,690,925
Collateral on certain derivative contracts, at value (Note 1 e ) ........................................... 1,752,141
Accrued expenses and other liabilities ........................................................... 271,071
Total liabilities ......................................................................... 51,592,307
Net assets, at value ................................................................. $2,210,820,734
Net assets consist of:
Paid-in capital ............................................................................. $1,565,246,210
Total distributable earnings (losses) ............................................................. 645,574,524
Net assets, at value ................................................................. $2,210,820,734

George Putnam Balanced Fund
Financial Statements
Statement of Assets and Liabilities
(continued)
July 31, 2025
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

George Putnam
Balanced Fund
Class A:
Net assets, at value ....................................................................... $1,484,303,755
Shares outstanding ........................................................................ 54,869,911
Net asset value per share
a ,b
.................................................................. $27.05
Maximum offering price per share (net asset value per share ÷ 94 .25% )
b
................................ $28.70
Class C:
Net assets, at value ....................................................................... $128,868,943
Shares outstanding ........................................................................ 4,829,150
Net asset value and maximum offering price per share
a ,b
............................................ $26.69
Class M:
Net assets, at value ....................................................................... $59,675,947
Shares outstanding ........................................................................ 2,250,495
Net asset value and maximum offering price per share
b
............................................. $26.52
Maximum offering price per share (net asset value per share ÷ 96 .50% )
b
................................ $27.48
Class R:
Net assets, at value ....................................................................... $1,281,630
Shares outstanding ........................................................................ 47,601
Net asset value and maximum offering price per share
b
............................................. $26.92
Class R5:
Net assets, at value ....................................................................... $13,542
Shares outstanding ........................................................................ 492
Net asset value and maximum offering price per share
b
............................................. $27.50
Class R6:
Net assets, at value ....................................................................... $94,217,717
Shares outstanding ........................................................................ 3,462,995
Net asset value and maximum offering price per share
b
............................................. $27.21
Class Y:
Net assets, at value ....................................................................... $442,459,200
Shares outstanding ........................................................................ 16,267,595
Net asset value and maximum offering price per share
b
............................................. $27.20
a
Redemption price is equal to net asset value less contingent deferred sales charges, if applicable.
b
Net asset value per share may not recalculate due to rounding.

George Putnam Balanced Fund
Financial Statements
Statement of Operations
for the year ended July 31, 2025
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

George Putnam
Balanced Fund
Investment income:
Dividends: (net of foreign taxes of $59,561)
Unaffiliated issuers ........................................................................ $16,500,326
Non-controlled affiliates (Note 3 g ) ............................................................. 4,565,394
Interest:
Unaffiliated issuers ........................................................................ 30,941,012
Income from securities loaned:
Unaffiliated entities (net of fees and rebates) ..................................................... (368,315)
Non-controlled affiliates (Note 3 g ) ............................................................. 383,646
Total investment income ................................................................... 52,022,063
Expenses:
Management fees (Note 3 a ) ................................................................... 10,861,303
Administrative fees (Note 3 b ) .................................................................. 34,655
Distribution fees: (Note 3c )
    Class A ................................................................................ 3,578,467
    Class C ................................................................................ 1,222,316
    Class M ................................................................................ 452,869
Class R ................................................................................ 7,282
Transfer agent fees: (Note 3e )
    Class A ................................................................................ 1,616,054
    Class B ................................................................................ 1,353
    Class C ................................................................................ 138,000
    Class M ................................................................................ 68,250
    Class R ................................................................................ 1,645
    Class R5 ............................................................................... 19
    Class R6 ............................................................................... 45,048
    Class Y ................................................................................ 449,944
Custodian fees (Note 4 ) ...................................................................... 44,178
Reports to shareholders fees .................................................................. 125,364
Registration and filing fees .................................................................... 155,768
Professional fees ........................................................................... 252,478
Trustees' fees and expenses (Note 3f) ........................................................... 82,004
Interest expense ........................................................................... 2,563
Other .................................................................................... 27,389
Total expenses ......................................................................... 19,166,949
Expense reductions (Note 4 ) ............................................................... (33,375)
Net expenses ......................................................................... 19,133,574
Net investment income ................................................................ 32,888,489

George Putnam Balanced Fund
Financial Statements
Statement of Operations
(continued)
for the year ended July 31, 2025
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

George Putnam
Balanced Fund
Realized and unrealized gains (losses):
Net realized gain (loss) from:
Investments:
Unaffiliated issuers ...................................................................... 122,253,116
Written options ........................................................................... (7,428,141)
Foreign currency transactions ................................................................ 24,871
Forward exchange contracts ................................................................. (907,047)
Futures contracts ......................................................................... 3,821,751
TBA sale commitments ..................................................................... 167,103
Net realized gain (loss) .................................................................. 117,931,653
Net change in unrealized appreciation (depreciation) on:
Investments:
Unaffiliated issuers ...................................................................... 70,196,688
Translation of other assets and liabilities denominated in foreign currencies .............................. 56,994
Written options ........................................................................... (5,067,401)
Forward exchange contracts ................................................................. 565,783
Futures contracts ......................................................................... 330,951
TBA sale commitments ..................................................................... 130,442
Net change in unrealized appreciation (depreciation) ............................................ 66,213,457
Net realized and unrealized gain (loss) ............................................................ 184,145,110
Net increase (decrease) in net assets resulting from operations .......................................... $217,033,599

George Putnam Balanced Fund
Financial Statements
Statements of Changes in Net Assets
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

George Putnam Balanced Fund
Year Ended
July 31, 2025
Year Ended
July 31, 2024
Increase (decrease) in net assets:
Operations:
Net investment income ................................................. $32,888,489 $26,657,515
Net realized gain (loss) ................................................. 117,931,653 66,326,098
Net change in unrealized appreciation (depreciation) ........................... 66,213,457 212,268,429
Net increase (decrease) in net assets resulting from operations ................ 217,033,599 305,252,042
Distributions to shareholders:
Class A ............................................................. (66,238,439) (16,507,264)
Class B ............................................................. (1,043) (11,543)
Class C ............................................................. (4,704,924) (611,063)
Class M ............................................................ (2,539,549) (445,352)
Class R ............................................................. (68,202) (13,044)
Class R5 ............................................................ (625) (171)
Class R6 ............................................................ (4,592,320) (1,445,391)
Class Y ............................................................. (18,688,350) (4,271,041)
Total distributions to shareholders .......................................... (96,833,452) (23,304,869)
Capital share transactions: (Note 2 )
Class A ............................................................. (2,327,927) (36,234,345)
Class B ............................................................. (1,423,174) (2,632,342)
Class C ............................................................. 3,287,744 (3,556,541)
Class M ............................................................ (3,375,452) 37,150
Class R ............................................................. (102,323) (86,082)
Class R5 ............................................................ — 80
Class R6 ............................................................ (3,352,060) (14,333,297)
Class Y ............................................................. 68,824,047 45,632,158
Total capital share transactions ............................................ 61,530,855 (11,173,219)
Net increase (decrease) in net assets ................................... 181,731,002 270,773,954
Net assets:
Beginning of year ....................................................... 2,029,089,732 1,758,315,778
End of year ........................................................... $2,210,820,734 $2,029,089,732

George Putnam Balanced Fund

franklintempleton.com
Annual Report
Notes to Financial Statements
1. Organization and Significant Accounting Policies
George Putnam Balanced Fund (Fund) is registered under
the Investment Company Act of 1940 (1940 Act) as an open-
end management investment company. The Fund follows the
accounting and reporting guidance in Financial Accounting
Standards Board (FASB) Accounting Standards Codification
Topic 946, Financial Services – Investment Companies (ASC
946) and applies the specialized accounting and reporting
guidance in U.S. Generally Accepted Accounting Principles
(U.S. GAAP), including, but not limited to, ASC 946. The
Fund offers seven classes of shares: Class A, Class C,
Class M, Class R, Class R5, Class R6 and Class Y. Class
C shares automatically convert to Class A shares on a
monthly basis, after they have been held for 8 years. Each
class of shares may differ by its initial sales load, contingent deferred sales charges, voting rights on matters affecting a single class, its exchange privilege and fees due to differing arrangements for distribution and transfer agent fees.
Effective September 5, 2024, all Class B shares were
converted to Class A.
The following summarizes the Fund's significant accounting
policies.
a. Financial Instrument Valuation
The Fund's investments in financial instruments are carried
at fair value daily. Fair value is the price that would be
received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the
measurement date. The Fund calculates the net asset value
(NAV) per share each business day as of 4 p.m. Eastern
time or the regularly scheduled close of the New York Stock
Exchange (NYSE), whichever is earlier. Under compliance
policies and procedures approved by the Fund's Board of
Trustees (the Board), the Board has designated the Fund’s
investment manager as the valuation designee and has
responsibility for oversight of valuation. The investment
manager is assisted by the Fund’s administrator in
performing this responsibility, including leading the cross-
functional Valuation Committee (VC). The Fund may utilize
independent pricing services, quotations from securities and financial instrument dealers, and other market sources to
determine fair value.
Equity securities and derivative financial instruments listed on an exchange or on the NASDAQ National Market System
are valued at the last quoted sale price or the official closing price of the day, respectively. Foreign equity securities
are valued as of the close of trading on the foreign stock
exchange on which the security is primarily traded, or as of 4
p.m. Eastern time. The value is then converted into its U.S.
dollar equivalent at the foreign exchange rate in effect at 4
p.m. Eastern time on the day that the value of the security is determined. Over-the-counter (OTC) securities are valued
within the range of the most recent quoted bid and ask
prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most
representative market. Certain equity securities are valued
based upon fundamental characteristics or relationships to
similar securities.
Debt securities generally trade in the OTC market rather
than on a securities exchange. The Fund's pricing services
use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through
which quotes from market makers are used to determine
fair value. In instances where sufficient market activity
may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market
characteristics such as benchmark yield curves, credit
spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value. Securities
denominated in a foreign currency are converted into their
U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. Eastern time on the date that the values of the
foreign debt securities are determined.
Investments in open-end mutual funds are valued at the
closing NAV.
Certain derivative financial instruments trade in the OTC
market. The Fund's pricing services use various techniques
including industry standard option pricing models and
proprietary discounted cash flow models to determine the
fair value of those instruments. The Fund's net benefit or
obligation under the derivative contract, as measured by the fair value of the contract, is included in net assets.
The Fund has procedures to determine the fair value
of financial instruments for which market prices are not
reliable or readily available. Under these procedures,
the Fund primarily employs a market-based approach
which may use related or comparable assets or liabilities,

George Putnam Balanced Fund
Notes to Financial Statements

franklintempleton.com
Annual Report
recent transactions, market multiples, and other relevant
information for the investment to determine the fair value of the investment. An income-based valuation approach may
also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any
restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the
fair values may differ significantly from the values that would have been used had an active market existed.
Trading in securities on foreign securities stock exchanges
and OTC markets may be completed before 4 p.m. Eastern
time. In addition, trading in certain foreign markets may not take place on every Fund's business day. Events can occur
between the time at which trading in a foreign security
is completed and 4 p.m. Eastern time that might call into
question the reliability of the value of a portfolio security held by the Fund. As a result, differences may arise between the
value of the Fund's portfolio securities as determined at the foreign market close and the latest indications of value at
4 p.m. Eastern time. In order to minimize the potential for
these differences, an independent pricing service may be
used to adjust the value of the Fund's portfolio securities
to the latest indications of fair value at 4 p.m. Eastern time.
At July 31, 2025, certain securities may have been fair
valued using these procedures, in which case the securities
were categorized as Level 2 within the fair value hierarchy
(referred to as “market level fair value”). See the Fair Value
Measurements note for more information.
When the last day of the reporting period is a non-business
day, certain foreign markets may be open on those days
that the Fund's NAV is not calculated, which could result
in differences between the value of the Fund's portfolio
securities on the last business day and the last calendar day of the reporting period. Any security valuation changes due
to an open foreign market are adjusted and reflected by the
Fund for financial reporting purposes.
b. Foreign Currency Translation
Portfolio securities and other assets and liabilities
denominated in foreign currencies are translated into U.S.
dollars based on the exchange rate of such currencies
against U.S. dollars on the date of valuation. The Fund may
enter into foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases
and sales of securities, income and expense items
denominated in foreign currencies are translated into U.S.
dollars at the exchange rate in effect on the transaction date.
Portfolio securities and assets and liabilities denominated
in foreign currencies contain risks that those currencies will decline in value relative to the U.S. dollar. Occasionally,
events may impact the availability or reliability of foreign exchange rates used to convert the U.S. dollar equivalent
value. If such an event occurs, the foreign exchange rate
will be valued at fair value using procedures established and approved by the Board.
The Fund does not separately report the effect of changes
in foreign exchange rates from changes in market prices
on securities held. Such changes are included in net
realized and unrealized gain or loss from investments in the
Statement of Operations.
Realized foreign exchange gains or losses arise from sales
of foreign currencies, currency gains or losses realized
between the trade and settlement dates on securities
transactions and the difference between the recorded
amounts of dividends, interest, and foreign withholding
taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains
and losses arise from changes in foreign exchange rates
on foreign denominated assets and liabilities other than
investments in securities held at the end of the reporting
period.
c. Stripped Securities
The Fund may invest in stripped securities which represent
a participation in securities that may be structured in classes with rights to receive different portions of the interest and principal. Interest-only securities receive all of the interest and principal-only securities receive all of the principal. If the interest only securities experience greater than anticipated prepayments of principal, the fund may fail to recoup fully its initial investment in these securities. Conversely, principal-
only securities increase in value if prepayments are greater than anticipated and decline if prepayments are slower
than anticipated. The fair value of these securities is highly sensitive to changes in interest rates.
1. Organization and Significant Accounting Policies
(continued)
a. Financial Instrument Valuation
(continued)

George Putnam Balanced Fund
Notes to Financial Statements

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d. Securities Purchased on a When-Issued,
Forward Commitment or Delayed Delivery Basis and
TBA Basis
The Fund may purchase securities on a when-issued,
forward commitment or delayed delivery and to-be-
announced (TBA) basis, with payment and delivery
scheduled for a future date. These transactions are subject
to market fluctuations and are subject to the risk that the
value at delivery may be more or less than the trade date
purchase price. Although the Fund will generally purchase
these securities with the intention of holding the securities, it may sell the securities before the settlement date.
The Fund may also enter into TBA sale commitments
to hedge its portfolio positions, to sell mortgage-backed
securities it owns under delayed delivery arrangements
or to take a short position in mortgage-backed securities.
Proceeds of TBA sale commitments are not received until
the contractual settlement date. During the time a TBA sale
commitment is outstanding, either equivalent deliverable
securities or an offsetting TBA purchase commitment
deliverable on or before the sale commitment date are
held as “cover” for the transaction, or other liquid assets
in an amount equal to the notional value of the TBA sale
commitment are segregated. If the TBA sale commitment is
closed through the acquisition of an offsetting TBA purchase commitment, the Fund realizes a gain or loss. If the Fund
delivers securities under the commitment, the Fund realizes
a gain or a loss from the sale of the securities based upon
the unit price established at the date the commitment was
entered into.
TBA commitments, which are accounted for as purchase and
sale transactions, may be considered securities themselves,
and involve a risk of loss due to changes in the value of
the security prior to the settlement date as well as the risk that the counterparty to the transaction will not perform its obligations. Counterparty risk is mitigated by having a master agreement between the Fund and the counterparty.
Unsettled TBA commitments are valued at their fair value
according to the procedures described in the Financial
Instrument Valuation note. The contract is marked to market
daily and the change in fair value is recorded by the Fund as an unrealized gain or loss. Based on market circumstances,
the investment manager will determine whether to take
delivery of the underlying securities or to dispose of the TBA commitments prior to settlement.
e. Derivative Financial Instruments
The Fund invested in derivative financial instruments in
order to manage risk or gain exposure to various other
investments or markets. Derivatives are financial contracts
based on an underlying or notional amount, require no
initial investment or an initial net investment that is smaller than would normally be required to have a similar response
to changes in market factors, and require or permit net
settlement. Derivatives contain various risks including
the potential inability of the counterparty to fulfill their obligations under the terms of the contract, the potential for an illiquid secondary market, and/or the potential for market movements which expose the Fund to gains or losses in
excess of the amounts shown in the Statement of Assets
and Liabilities. Realized gain and loss and unrealized
appreciation and depreciation on these contracts for the
period are included in the Statement of Operations.
Derivative counterparty credit risk is managed through a
formal evaluation of the creditworthiness of all potential
counterparties. The Fund attempts to reduce its exposure
to counterparty credit risk on OTC derivatives, whenever
possible, by entering into International Swaps and
Derivatives Association (ISDA) master agreements
with certain counterparties. These agreements contain
various provisions, including but not limited to collateral
requirements, events of default, or early termination.
Termination events applicable to the counterparty include
certain deteriorations in the credit quality of the counterparty.
Termination events applicable to the Fund include failure
of the Fund to maintain certain net asset levels and/or limit the decline in net assets over various periods of time. In
the event of default or early termination, the ISDA master
agreement gives the non-defaulting party the right to net
and close-out all transactions traded, whether or not arising under the ISDA agreement, to one net amount payable by
one counterparty to the other. However, absent an event
of default or early termination, OTC derivative assets
and liabilities are presented gross and not offset in the
Statement of Assets and Liabilities. Early termination by the counterparty may result in an immediate payment by the
Fund of any net liability owed to that counterparty under the
ISDA agreement. At July 31, 2025, the Fund had no OTC
derivatives in a net liability position for such contracts.
1. Organization and Significant Accounting Policies
(continued)

George Putnam Balanced Fund
Notes to Financial Statements

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Collateral requirements differ by type of derivative.
Collateral or initial margin requirements are set by the
broker or exchange clearing house for exchange traded
and centrally cleared derivatives. Initial margin deposited is held at the exchange and can be in the form of cash and/or
securities. For OTC derivatives traded under an ISDA master
agreement, posting of collateral is required by either the
Fund or the applicable counterparty if the total net exposure of all OTC derivatives with the applicable counterparty
exceeds the minimum transfer amount, which typically
ranges from $100,000 to $250,000, and can vary depending
on the counterparty and the type of agreement. Generally,
collateral is determined at the close of Fund business each
day and any additional collateral required due to changes
in derivative values may be delivered by the Fund or the
counterparty the next business day, or within a few business days. Collateral pledged and/or received by the Fund for
OTC derivatives, if any, is held in segregated accounts with the Fund's custodian/counterparty broker and can be in
the form of cash and/or securities. Unrestricted cash may
be invested according to the Fund's investment objectives.
To the extent that the amounts due to the Fund from its
counterparties are not subject to collateralization or are
not fully collateralized, the Fund bears the risk of loss from counterparty non-performance.
The Fund entered into OTC forward exchange contracts
primarily to manage and/or gain exposure to certain foreign
currencies. A forward exchange contract is an agreement
between the Fund and a counterparty to buy or sell a foreign currency at a specific exchange rate on a future date.
Forward exchange contracts outstanding at period end, if
any, are listed in the Fund's Schedule of Investments.
The Fund purchased or wrote OTC option contracts primarily
to manage and/or gain exposure to equity price risk. An
option is a contract entitling the holder to purchase or sell a specific amount of shares or units of an asset or notional amount of a swap (swaption), at a specified price. When
an option is purchased or written, an amount equal to the
premium paid or received is recorded as an asset or liability, respectively. Upon exercise of an option, the acquisition
cost or sales proceeds of the underlying investment is
adjusted by any premium received or paid. Upon expiration
of an option, any premium received or paid is recorded as
a realized gain or loss. Upon closing an option other than
through expiration or exercise, the difference between the
premium received or paid and the cost to close the position
is recorded as a realized gain or loss. Option contracts
outstanding at period end, if any, are listed in the Fund's
Schedule of Investments.
The Fund entered into exchange traded futures contracts
primarily to manage and/or gain exposure to equity price
risk. A futures contract is an agreement between the Fund
and a counterparty to buy or sell an asset at a specified price on a future date. Required initial margins are pledged by the
Fund, and the daily change in fair value is accounted for as a variation margin payable or receivable in the Statement
of Assets and Liabilities. Futures contracts outstanding
at period end, if any, are listed in the Fund's Schedule of
Investments.
See Note 8 regarding other derivative information.
f. Securities Lending
The Fund participates in an agency based securities lending
program to earn additional income. The Fund receives
collateral in the form of cash and/or U.S. Government
and Agency securities against the loaned securities in an
amount equal to at least 102% of the fair value of the loaned securities. Collateral is maintained over the life of the loan in an amount not less than 100% of the fair value of loaned
securities, as determined at the close of Fund business
each day; any additional collateral required due to changes
in security values is delivered to the Fund on the next
business day. Any cash collateral received is deposited into a joint cash account with other funds and is used to invest
in the Putnam Cash Collateral Pool, LLC, a limited liability company, an affiliate of Putnam Management. The Fund
may receive income from the investment of cash collateral,
in addition to lending fees paid by the borrower. Income from securities loaned, net of fees paid to the securities lending agent and/or third-party vendor, is reported separately
in the Statement of Operations. The Fund bears the
market risk with respect to any cash collateral investment,
securities loaned, and the risk that the agent may default
on its obligations to the Fund. If the borrower defaults on its obligation to return the securities loaned, the Fund has the right to repurchase the securities in the open market using
the collateral received. The securities lending agent has
agreed to indemnify the Fund in the event of default by a
third party borrower.
1. Organization and Significant Accounting Policies
(continued)
e. Derivative Financial Instruments
(continued)

George Putnam Balanced Fund
Notes to Financial Statements

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Annual Report
g. Income and Deferred Taxes
It is the Fund's policy to qualify as a regulated investment company under the Internal Revenue Code. The Fund
intends to distribute to shareholders substantially all of its taxable income and net realized gains to relieve it from
federal income and if applicable, excise taxes. As a result, no provision for U.S. federal income taxes is required.
The Fund may be subject to foreign taxation related to
income received, capital gains on the sale of securities
and certain foreign currency transactions in the foreign
jurisdictions in which it invests. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist
in the foreign markets in which the Fund invests. When a
capital gain tax is determined to apply, the Fund records an estimated deferred tax liability in an amount that would be
payable if the securities were disposed of on the valuation
date.
The Fund may recognize an income tax liability related
to its uncertain tax positions under U.S. GAAP when the
uncertain tax position has a less than 50% probability that
it will be sustained upon examination by the tax authorities based on its technical merits. As of July 31, 2025, the Fund has determined that no tax liability is required in its financial statements related to uncertain tax positions for any open
tax years (or expected to be taken in future tax years). Open tax years are those that remain subject to examination and
are based on the statute of limitations in each jurisdiction in which the Fund invests.
h. Security Transactions, Investment Income,
Expenses and Distributions
Security transactions are accounted for on trade date.
Realized gains and losses on security transactions are
determined on a specific identification basis. Interest
income (including interest income from payment-in-kind
securities, if any) and estimated expenses are accrued
daily. Amortization of premium and accretion of discount on
debt securities are included in interest income. Paydown
gains and losses are recorded as an adjustment to interest
income. Dividend income is recorded on the ex-dividend
date except for certain dividends from securities where the
dividend rate is not available. In such cases, the dividend
is recorded as soon as the information is received by
the Fund. Distributions to shareholders are recorded on the
ex-dividend date. Distributable earnings are determined
according to income tax regulations (tax basis) and may
differ from earnings recorded in accordance with U.S.
GAAP. These differences may be permanent or temporary.
Permanent differences are reclassified among capital
accounts to reflect their tax character. These reclassifications have no impact on net assets or the results of operations.
Temporary differences are not reclassified, as they may
reverse in subsequent periods.
Realized and unrealized gains and losses and net
investment income, excluding class specific expenses,
are allocated daily to each class of shares based upon the
relative proportion of net assets of each class. Differences in per share distributions by class are generally due to
differences in class specific expenses.
i. Accounting Estimates
The preparation of financial statements in accordance with
U.S. GAAP requires management to make estimates and
assumptions that affect the reported amounts of assets
and liabilities at the date of the financial statements and
the amounts of income and expenses during the reporting
period. Actual results could differ from those estimates.
j. Guarantees and Indemnifications
Under the Fund's organizational documents, its officers
and trustees are indemnified by the Fund against certain
liabilities arising out of the performance of their duties to the Fund. Additionally, in the normal course of business, the
Fund enters into contracts with service providers that contain general indemnification clauses. The Fund's maximum
exposure under these arrangements is unknown as this
would involve future claims that may be made against
the Fund that have not yet occurred. Currently, the Fund
expects the risk of loss to be remote.
1. Organization and Significant Accounting Policies
(continued)

George Putnam Balanced Fund
Notes to Financial Statements

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Annual Report
2. Shares of Beneficial Interest
At July 31, 2025, there were an unlimited number of shares authorized (without par value). Transactions in the Fund's shares were as follows:
Year Ended
July 31, 2025
Year Ended
July 31, 2024
Shares Amount Shares Amount
Class A Shares:
Shares sold
a
................................... 4,003,500 $103,363,673 4,119,285 $95,834,170
Shares issued in reinvestment of distributions .......... 2,431,783 63,534,808 681,951 15,673,608
Shares redeemed ............................... (6,565,590) (169,226,408) (6,428,335) (147,742,123)
Net increase (decrease) .......................... (130,307) $(2,327,927) (1,627,099) $(36,234,345)
Class B Shares:
*
Shares sold ................................... — $— 2,019 $44,460
Shares issued in reinvestment of distributions .......... 41 1,043 502 11,219
Shares redeemed ............................... (56,791) (1,424,217) (118,857) (2,688,021)
Net increase (decrease) .......................... (56,750) $(1,423,174) (116,336) $(2,632,342)
Class C Shares:
Shares sold ................................... 1,017,116 $26,025,918 789,310 $18,202,307
Shares issued in reinvestment of distributions .......... 182,250 4,698,621 26,692 610,037
Shares redeemed
a
.............................. (1,078,787) (27,436,795) (990,649) (22,368,885)
Net increase (decrease) .......................... 120,579 $3,287,744 (174,647) $(3,556,541)
Class M Shares:
Shares sold ................................... 259,627 $6,603,258 248,686 $5,627,169
Shares issued in reinvestment of distributions .......... 99,149 2,539,549 19,672 445,352
Shares redeemed ............................... (494,956) (12,518,259) (274,052) (6,035,371)
Net increase (decrease) .......................... (136,180) $(3,375,452) (5,694) $37,150
Class R Shares:
Shares sold ................................... 19,483 $505,331 13,896 $323,003
Shares issued in reinvestment of distributions .......... 2,613 67,929 568 12,988
Shares redeemed ............................... (26,393) (675,583) (18,045) (422,073)
Net increase (decrease) .......................... (4,297) $(102,323) (3,581) $(86,082)
Class R5 Shares:
Shares issued in reinvestment of distributions .......... — $— 3 $80
Net increase (decrease) .......................... — $— 3 $80
Class R6 Shares:
Shares sold ................................... 818,467 $21,253,251 704,409 $16,451,144
Shares issued in reinvestment of distributions .......... 174,790 4,592,182 62,778 1,444,944
Shares redeemed ............................... (1,124,172) (29,197,493) (1,388,316) (32,229,385)
Net increase (decrease) .......................... (130,915) $(3,352,060) (621,129) $(14,333,297)
Class Y Shares:
Shares sold ................................... 5,359,371 $138,178,286 4,903,800 $116,653,500
Shares issued in reinvestment of distributions .......... 709,074 18,631,423 184,086 4,259,667
Shares redeemed ............................... (3,418,443) (87,985,662) (3,251,312) (75,281,009)
Net increase (decrease) .......................... 2,650,002 $68,824,047 1,836,574 $45,632,158

George Putnam Balanced Fund
Notes to Financial Statements

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Annual Report
3. Transactions with Affiliates
Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton.
Certain officers and trustees of the Fund are also officers and/or directors of the following subsidiaries:
a. Management Fees
The Fund pays Putnam Management a management fee (based on the Fund’s average net assets and computed and paid monthly) at annual rates that may vary based on the average of the aggregate net assets of all open-end mutual funds sponsored by Putnam Management (including open-end funds managed by affiliates of Putnam Management that have been deemed to be sponsored by Putnam Management for this purpose) (excluding net assets of such funds that are invested in, or that are invested in by, other such funds to the extent necessary to avoid “double counting” of those assets). Such annual rates may vary as follows:
For the year ended July 31, 2025, the gross effective investment management fee rate was 0.516% of the Fund’s average daily net assets.
Under a subadvisory agreement, Advisers provides portfolio management and certain other advisory and related services to the Fund. With respect to the portfolio management services, Putnam Management pays a fee to Advisers equal to 35% of the net investment advisory fee payable by the Fund to Putnam Management and with respect to the other advisory and related services, Putnam Management pays a fee to Advisers based on the costs of  Advisers in providing these services to the Fund.
These fees are not an additional expense to the Fund.
*
Effective September 5, 2024, the Fund has terminated its Class B shares.
a
May include a portion of Class C shares that were automatically converted to Class A.
Subsidiary Affiliation
Putnam Investment Management, LLC (Putnam Management) Investment manager
Franklin Advisers, Inc. (Advisers) Subadvisor
Franklin Templeton Investment Management Limited (FTIML) Subadvisor
Putnam Investments Limited (PIL) Subadvisor
Franklin Templeton Services, LLC (FT Services) Administrative manager
Franklin Distributors, LLC (Distributors) Principal underwriter
Putnam Investor Services, Inc. (PSERV) Transfer agent
Annualized Fee Rate Net Assets
0.680% of the first $5 billion,
0.630% of the next $5 billion,
0.580% of the next $10 billion,
0.530% of the next $10 billion,
0.480% of the next $50 billion,
0.460% of the next $50 billion,
0.450% of the next $100 billion and
0.445% of any excess thereafter.
2. Shares of Beneficial Interest
(continued)

George Putnam Balanced Fund
Notes to Financial Statements

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Annual Report
Effective November 1, 2024, under a subadvisory agreement, FTIML provides subadvisory services to the Fund. The subadvisory fee is paid by Putnam Management based on the average net assets managed by FTIML, and is not an additional expense of the Fund. Prior to November 1, 2024, PIL provided subadvisory services to the Fund. Effective November 1, 2024,
PIL merged into FTIML, and PIL investment professionals became employees of FTIML.
b. Administrative Fees
Under an agreement with Putnam Management, FT Services provides administrative services to the Fund. The fee is paid by Putnam Management based on the Fund's average daily net assets, and is not an additional expense of the Fund.
The Fund reimburses Putnam Management an allocated amount for the compensation and related expenses of certain officers of the Fund and their staff who provide administrative services to the Fund. The aggregate amount of all such reimbursements is determined annually by the Trustees.
c. Distribution Fees
The Fund has adopted distribution plans (the Plans) with respect to the following share classes pursuant to Rule 12b–1 under the 1940 Act. The purpose of the Plans is to compensate Distributors for services provided and expenses incurred in distributing shares of the Fund. The Plans provide payments by the Fund to Distributors at an annual rate of up to the following amounts (Maximum %) of the average net assets attributable to each class. The Trustees have approved payment by the
Fund at the following annual rate (Approved %) of the average net assets attributable to each class.
d. Sales Charges/Underwriting Agreements
Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Fund. These charges are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. Distributors has advised the Fund of the following commission transactions related to the sales and redemptions of the Fund's shares for the year:
e. Transfer Agent Fees
PSERV, an affiliate of Putnam Management, provides investor servicing agent functions to the Fund. PSERV received fees for investor servicing for Class A, Class B, Class C, Class M, Class R and Class Y shares that included (1) a per account fee for each direct and underlying non-defined contribution account (retail account) of the Fund; (2) a specified rate of the
Fund’s assets attributable to defined contribution plan accounts; and (3) a specified rate based on the average net assets in retail accounts. PSERV has agreed that the aggregate investor servicing fees for each Fund’s retail and defined contribution accounts for these share classes will not exceed an annual rate of 0.25% of the Fund’s average assets attributable to such accounts.
Maximum % Approved %
Class A ................................................................... 0.35% 0.25%
Class B ................................................................... 1.00% 1.00%
Class C ................................................................... 1.00% 1.00%
Class M .................................................................. 1.00% 0.75%
Class R ................................................................... 1.00% 0.50%
Sales charges retained net of commissions paid to unaffiliated brokers/dealers .............................. $231,129
CDSC retained .............................................................................. $10,320
3. Transactions with Affiliates
(continued)
a. Management Fees
(continued)

George Putnam Balanced Fund
Notes to Financial Statements

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Annual Report
Class R5 shares paid a monthly fee based on the average net assets of Class R5 shares at an annual rate of 0.15%.
Class R6 shares paid a monthly fee based on the average net assets of Class R6 shares at an annual rate of 0.05%.
f. Trustee Fees
The Fund has adopted a Trustee Fee Deferral Plan (the Deferral Plan) which allows the Trustees to defer the receipt of all or a portion of Trustees' fees payable from July 1, 1995 through December 31, 2023. The deferred fees remain invested in certain
Putnam funds until distribution in accordance with the Deferral Plan.
The Fund has adopted an unfunded noncontributory defined benefit pension plan (the Pension Plan) covering all Trustees of the Fund who have served as a Trustee for at least five years and were first elected prior to 2004. Benefits under the Pension
Plan are equal to 50% of the Trustee's average annual attendance and retainer fees for the three years ended December 31,
2005. The retirement benefit is payable during a Trustee's lifetime, beginning the year following retirement, for the number of years of service through December 31, 2006. Pension expense for the Fund is included in the Trustees' fees and expenses in the Statement of Operations. Accrued pension liability is included in Payable for Trustees' fees and expenses in the Statement of Assets and Liabilities. The Trustees have terminated the Pension Plan with respect to any Trustee first elected after 2003.
g. Investments in Affiliated Management Investment Companies
The Fund invests in one or more affiliated management investment companies. As defined in the 1940 Act, an investment is deemed to be a “Controlled Affiliate” of a fund when a fund owns, either directly or indirectly, 25% or more of the affiliated fund’s outstanding shares or has the power to exercise control over management or policies of such fund. The Fund does not invest for purposes of exercising a controlling influence over the management or policies. Management fees paid by the Fund are waived on assets invested in the affiliated management investment companies, as noted in the Statement of Operations, in an amount not to exceed the management and administrative fees, if applicable, paid directly or indirectly by each affiliate.
During the year ended July 31, 2025, the Fund held investments in affiliated management investment companies as follows:
    aa
Value at
Beginning
of Year Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Year
Number of
Shares Held
at End
of Year
Investment
Income
a       a   a   a   a   a   a   a
George Putnam Balanced Fund
Non-Controlled Affiliates
Dividends
Putnam Short Term Investment
Fund, Class P, 4.558% ...... $83,463,167 $440,234,135 $(436,789,671) $— $— $86,907,631 86,907,631 $4,565,394
Non-Controlled Affiliates
Income from
securities
loaned
Putnam Cash Collateral Pool,
LLC, 4.589% ............. $2,123,555 $191,703,892 $(192,136,522) $— $— $1,690,925 1,690,925 $383,646
Total Affiliated Securities ... $85,586,722 $631,938,027 $(628,926,193) $— $— $88,598,556 $4,949,040
3. Transactions with Affiliates
(continued)
e. Transfer Agent Fees
(continued)

George Putnam Balanced Fund
Notes to Financial Statements

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Annual Report
h. Waiver and Expense Reimbursements
Putnam Management has contractually agreed, through November 30, 2026, to waive fees and/or reimburse the Fund’s expenses to the extent necessary to limit the cumulative expenses of the Fund, exclusive of brokerage, interest, taxes, investment-related expenses, extraordinary expenses, acquired fund fees and expenses and payments under the Fund’s investor servicing contract, investment management contract and distribution plans, on a fiscal year-to-date basis to an annual rate of 0.20% of the Fund’s average net assets over such fiscal year-to-date period.
4. Expense Offset Arrangement
The Fund has entered into arrangements with PSERV and its custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Fund's transfer agent and custodian fees, respectively. During the year ended July 31, 2025, the fees were reduced as noted in the Statement of Operations. Effective April 14, 2025, earned credits on custodian fees, if any, are recognized as income.
5. Income Taxes
The tax character of distributions paid during the years ended July 31, 2025 and 2024, was as follows:
At July 31, 2025, the cost of investments, net unrealized appreciation (depreciation), undistributed ordinary income and undistributed long term capital gains for income tax purposes were as follows:
Differences between income and/or capital gains as determined on a book basis and a tax basis are primarily due to differing treatments of foreign currency transactions and wash sales.
The Fund utilized a tax accounting practice to treat a portion of the proceeds from capital shares redeemed as a distribution from realized capital gains.
6. Investment Transactions
Purchases and sales of investments (excluding short term securities) for the year ended July 31, 2025, aggregated
$2,017,290,800 and $1,982,825,047, respectively.
2025 2024
Distributions paid from:
Ordinary income .......................................................... $49,851,100 $23,304,869
Long term capital gain ...................................................... 46,982,352 —
$96,833,452 $23,304,869
Cost of investments .......................................................................... $1,694,455,685
Unrealized appreciation ........................................................................ $608,618,804
Unrealized depreciation ........................................................................ (61,838,360)
Net unrealized appreciation (depreciation) .......................................................... $546,780,444
Distributable earnings:
Undistributed ordinary income ................................................................... $4,648,886
Undistributed long term capital gains .............................................................. 94,077,041
Total distributable earnings ..................................................................... $98,725,927
3. Transactions with Affiliates
(continued)

George Putnam Balanced Fund
Notes to Financial Statements

franklintempleton.com
Annual Report
At July 31, 2025, in connection with securities lending transactions, the Fund loaned equity investments and received
$1,690,925 of cash collateral. The gross amount of recognized liability for such transactions is included in payable upon return of securities loaned in the Statement of Assets and Liabilities. The agreements can be terminated at any time.
7. Defaulted Securities
The Fund held a defaulted security and/or other securities for which the income has been deemed uncollectible. At July 31,
2025, the value of this security represents less than 0.1% of the Fund's net assets. The Fund discontinues accruing income on securities for which income has been deemed uncollectible and provides an estimate for losses on interest receivable. The security has been identified in the accompanying Schedule of Investments.
8. Other Derivative Information
At July 31, 2025, investments in derivative contracts are reflected in the Statement of Assets and Liabilities as follows:
For the year ended July 31, 2025, the effect of derivative contracts in the Statement of Operations was as follows:
Asset Derivatives Liability Derivatives
Derivative Contracts
Not Accounted for as
Hedging Instruments
Statement of
Assets and Liabilities
Location Fair Value
Statement of
Assets and Liabilities
Location Fair Value
George Putnam Balanced Fund
Foreign exchange contracts ..
Unrealized appreciation on OTC
forward exchange contracts
$ 800,548 Unrealized depreciation on OTC
forward exchange contracts
$ 82,698
Equity contracts ...........
Investments in securities, at value 9,096,280
a
Options written, at value 7,264,674
Total .................... $9,896,828 $7,347,372
a
Purchased option contracts are included in investments in securities, at value in the Statement of Assets and Liabilities.
Derivative Contracts
Not Accounted for as
Hedging Instruments
Statement of
Operations Location
Net Realized
Gain (Loss) for
the Year
Statement of
Operations Location
Net Change in
Unrealized
Appreciation
(Depreciation)
for the Year
George Putnam Balanced Fund
Net realized gain (loss) from: Net change in unrealized
  appreciation (depreciation) on:
Foreign exchange contracts .....
Forward exchange contracts $(907,047) Forward exchange contracts $565,783
Equity contracts ..............
Investments 9,800,587
a
Investments 5,660,749
a
Written options (7,428,141) Written options (5,067,401)
Futures contracts 3,821,751 Futures contracts 330,951
Total ....................... $5,287,150 $1,490,082
6. Investment Transactions
(continued)

George Putnam Balanced Fund
Notes to Financial Statements

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Annual Report
For the year ended July 31, 2025, the average month end notional amount of futures contracts and options was $21,595,650 and $3,038,474,203, respectively. The average month end contract value of forward exchange contracts was $61,648,155.
See Note 1(e) regarding derivative financial instruments.
See Abbreviations on page 51 .
9. Credit Facility
Effective January 31, 2025, the Fund, together with other U.S. registered and foreign investment funds (collectively,
Borrowers) managed by Franklin Templeton, are borrowers in a joint syndicated senior unsecured credit facility totaling $2.995 billion (Global Credit Facility) which matures on January 30, 2026. This Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests.
Under the terms of the Global Credit Facility, the Fund shall, in addition to interest charged on any borrowings made by the
Fund and other costs incurred by the Fund, pay its share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon its relative share of the aggregate net assets of all of the Borrowers, including an annual commitment fee of 0.15% based upon the unused portion of the Global Credit Facility. These fees are reflected in other expenses in the Statement of Operations. During the reporting period, the Fund did not use the Global Credit
Facility.
Prior to January 31, 2025, the Fund participated, along with other Putnam funds, in a $320 million syndicated unsecured committed line of credit, provided by State Street ($160 million) and JPMorgan ($160 million), and a $235.5 million unsecured uncommitted line of credit, provided by State Street. Borrowings may have been made for temporary or emergency purposes, including the funding of shareholder redemption requests and trade settlements. Interest was charged to the Fund based on the Fund’s borrowings. A closing fee equal to 0.04% of the committed line of credit and 0.04% of the uncommitted line of credit was paid by the participating funds and a $75,000 fee was paid by the participating funds to State Street as agent of the syndicated committed line of credit. In addition, a commitment fee of 0.21% per annum on any unutilized portion of the committed line of credit was allocated to the participating funds based on their relative net assets and paid quarterly. During the reporting period, the Fund had no borrowings against these arrangements.
10. Fair Value Measurements
The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources
(observable inputs) and the Fund's own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund's financial instruments and are summarized in the following fair value hierarchy:
Level 1 – quoted prices in active markets for identical financial instruments
Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining the fair value of financial instruments)
a
Purchased option contracts are included in net realized gain (loss) from investments and net change in unrealized appreciation (depreciation)  on investments in the
Statement of Operations.
8. Other Derivative Information
(continued)

George Putnam Balanced Fund
Notes to Financial Statements

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Annual Report
The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.
A summary of inputs used as of July 31, 2025, in valuing the Fund's assets and liabilities carried at fair value, is as follows:
Level 1 Level 2 Level 3 Total
George Putnam Balanced Fund
Assets:
Investments in Securities:
Common Stocks :
Aerospace & Defense ................... $ 15,385,073 $ 5,919,868 $ — $ 21,304,941
Air Freight & Logistics ................... 11,684,057 — — 11,684,057
Automobiles .......................... 28,451,555 — — 28,451,555
Banks ............................... 33,378,574 — — 33,378,574
Beverages ........................... 19,324,229 — — 19,324,229
Biotechnology ......................... 24,241,979 — — 24,241,979
Broadline Retail ....................... 69,435,855 — — 69,435,855
Building Products ...................... 6,130,053 — — 6,130,053
Capital Markets ........................ 28,810,351 — — 28,810,351
Chemicals ........................... 15,855,009 — — 15,855,009
Commercial Services & Supplies ........... 9,111,177 — — 9,111,177
Communications Equipment .............. 26,727,119 — — 26,727,119
Construction Materials .................. 8,824,162 — — 8,824,162
Consumer Finance ..................... 14,620,430 — — 14,620,430
Consumer Staples Distribution & Retail ...... 29,644,353 — — 29,644,353
Diversified Telecommunication Services ..... 8,581,852 — — 8,581,852
Electric Utilities ........................ 23,329,206 — — 23,329,206
Electrical Equipment .................... 6,673,551 — — 6,673,551
Entertainment ......................... 35,421,396 — — 35,421,396
Financial Services ...................... 62,174,201 — — 62,174,201
Food Products ........................ 2,961,638 — — 2,961,638
Ground Transportation .................. 6,804,712 — — 6,804,712
Health Care Equipment & Supplies ......... 26,370,271 — — 26,370,271
Health Care Providers & Services .......... 25,592,268 — — 25,592,268
Health Care REITs ..................... 7,474,039 — — 7,474,039
Hotels, Restaurants & Leisure ............. 9,686,261 — — 9,686,261
Household Products .................... 9,650,845 — — 9,650,845
Independent Power and Renewable Electricity
Producers .......................... 1,002,035 — — 1,002,035
Industrial Conglomerates ................ 12,037,140 — — 12,037,140
Industrial REITs ....................... 5,479,095 — — 5,479,095
Insurance ............................ 36,265,184 4,234,192 — 40,499,376
Interactive Media & Services .............. 95,501,953 — — 95,501,953
Life Sciences Tools & Services ............ 22,834,668 — — 22,834,668
Machinery ............................ 17,692,729 — — 17,692,729
Media ............................... 2,380,334 — — 2,380,334
Metals & Mining ....................... 2,520,314 4,717,524 — 7,237,838
Multi-Utilities .......................... 9,876,847 — — 9,876,847
Oil, Gas & Consumable Fuels ............. 38,673,945 10,037,076 — 48,711,021
Passenger Airlines ..................... 3,150,251 — — 3,150,251
Pharmaceuticals ....................... 35,786,877 — — 35,786,877
Semiconductors & Semiconductor Equipment . 198,198,369 — — 198,198,369
Software ............................. 147,852,395 — — 147,852,395
Specialized REITs ...................... 14,636,272 — — 14,636,272
Specialty Retail ........................ 12,225,959 — — 12,225,959
Technology Hardware, Storage & Peripherals . 78,181,598 — — 78,181,598
Textiles, Apparel & Luxury Goods .......... 7,804,899 — — 7,804,899
Tobacco ............................. 9,140,046 — — 9,140,046
Trading Companies & Distributors .......... 7,947,343 — — 7,947,343
10. Fair Value Measurements
(continued)

George Putnam Balanced Fund
Notes to Financial Statements

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Annual Report
11. Operating Segments
The Fund has adopted the FASB Accounting Standards Update (ASU) 2023-07, Segment Reporting (Topic 280) -
Improvements to Reportable Segment Disclosures. The update is limited to disclosure requirements and does not impact the Fund's financial position or results of operations.
The Fund operates as a single operating segment, which is an investment portfolio. The Fund's Investment manager serves as the Chief Operating Decision Maker (CODM), evaluating fund-wide results and performance under a unified investment strategy. The CODM uses these measures to assess fund performance and allocate resources effectively. Internal reporting provided to the CODM aligns with the accounting policies and measurement principles used in the financial statements.
For information regarding segment assets, segment profit or loss, and significant expenses, refer to the Statement of Assets and Liabilities and the Statement of Operations, along with the related notes to the financial statements. The Schedule of
Investments provides details of the Fund's investments that generate returns such as interest, dividends, and realized and unrealized gains or losses. Performance metrics, including portfolio turnover and expense ratios, are disclosed in the Financial
Highlights.
12. New Accounting Pronouncements
In December 2023, the FASB issued ASU No. 2023-09, Income Taxes (Topic 740) – Improvements to Income Tax Disclosures.
The amendments enhance income tax disclosures by requiring greater disaggregation in the rate reconciliation and income taxes paid by jurisdiction, while removing certain disclosure requirements. The ASU is effective for annual periods beginning after December 15, 2024, with early adoption permitted. Management is currently evaluating the impact and believes that the adoption of the ASU will not have a material impact on the financial statements.
Level 1 Level 2 Level 3 Total
George Putnam Balanced Fund (continued)
Assets: (continued)
Investments in Securities: (continued)
Corporate Bonds ........................ $ — $ 302,608,887 $ — $ 302,608,887
Foreign Government and Agency Securities .... — 1,898,870 — 1,898,870
U.S. Government and Agency Securities ....... — 336,049,106 — 336,049,106
Asset-Backed Securities ................... — 775,990 — 775,990
Commercial Mortgage-Backed Securities ...... — 2,622,260 — 2,622,260
Mortgage-Backed Securities ................ — 156,388,775 — 156,388,775
Municipal Bonds ......................... — 899,577 — 899,577
Residential Mortgage-Backed Securities ....... — 85,725 — 85,725
Options Purchased ....................... — 9,096,280 — 9,096,280
Short Term Investments ................... 86,907,631 1,690,925 — 88,598,556
Total Investments in Securities ........... $1,412,440,100 $837,025,055
a
$— $2,249,465,155
Other Financial Instruments:
Forward Exchange Contracts ............... $— $800,548 $— $800,548
Total Other Financial Instruments ......... $— $800,548 $— $800,548
Liabilities:
Other Financial Instruments:
TBA Sale Commitments ................... $ — $ 1,682,202 $ — $ 1,682,202
Options Written .......................... — 7,264,674 — 7,264,674
Forward Exchange Contracts ............... — 82,698 — 82,698
Total Other Financial Instruments ......... $— $9,029,574 $— $9,029,574
a
Includes foreign securities valued at $24,908,660, which were categorized as Level 2 as a result of the application of market level fair value procedures. See the Financial
Instrument Valuation note for more information.
10. Fair Value Measurements
(continued)

George Putnam Balanced Fund
Notes to Financial Statements

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Annual Report
13. Subsequent Events
The Fund has evaluated subsequent events through the issuance of the financial statements and determined that no events have occurred that require disclosure.
Abbreviations
Counterparty
BOFA
Bank of America NA
BZWS
Barclays Bank plc
CITI
Citibank NA
GSCO
Goldman Sachs Group, Inc.
HSBK
HSBC Bank plc
JPHQ
JPMorgan Chase Bank NA
MSCO
Morgan Stanley
SSBT
State Street Bank and Trust Co.
TDOM
Toronto Dominion Bank
UBSW
UBS AG
WPAC
Westpac Banking Corp.
Selected Portfolio
CMT
Constant Monthly U.S. Treasury Securities Yield
Curve Rate Index
FHLMC
Federal Home Loan Mortgage Corp.
FNMA
Federal National Mortgage Association
FRN
Floating Rate Note
GNMA
Government National Mortgage Association
GO
General Obligation
REIT
Real Estate Investment Trust
SOFR
Secured Overnight Financing Rate
T-Note
Treasury Note

George Putnam Balanced Fund
Report of Independent Registered Public Accounting Firm

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Annual Report
To the Board of Trustees and Shareholders of George Putnam Balanced Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of George
Putnam Balanced Fund (the “Fund”) as of July 31, 2025, the related statement of operations for the year ended July 31, 2025, the statements of changes in net assets for each of the two years in the period ended July 31, 2025, including the related notes, and the financial highlights for each of the five years in the period ended July 31, 2025 (collectively referred to as the
“financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of July 31, 2025, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended July 31, 2025 and the financial highlights for each of the five years in the period ended July 31,
2025 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company
Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange
Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of July 31, 2025 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/ PricewaterhouseCoopers LLP
Boston, Massachusetts
September 18, 2025
We have served as the auditor of one or more investment companies in the Putnam Funds family of funds since at least 1957.
We have not been able to determine the specific year we began serving as auditor.

George Putnam Balanced Fund
Tax Information (unaudited)

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Annual Report
By mid-February, tax information related to a shareholder's proportionate share of distributions paid during the preceding calendar year will be received, if applicable. Please also refer to www.franklintempleton.com for per share tax information related to any distributions paid during the preceding calendar year. Shareholders are advised to consult with their tax advisors for further information on the treatment of these amounts on their tax returns.
The following tax information for the Fund is required to be furnished to shareholders with respect to income earned and distributions paid during its fiscal year.
The Fund hereby reports the following amounts, or if subsequently determined to be different, the maximum allowable amounts, for the fiscal year ended July 31, 2025:
Pursuant to: Amount Reported
Long-Term Capital Gain Dividends Distributed §852(b)(3)(C) $53,354,352
Income Eligible for Dividends Received Deduction (DRD) §854(b)(1)(A) $13,695,563
Qualified Dividend Income Earned (QDI) §854(b)(1)(B) $15,463,278
Qualified Net Interest Income (QII) §871(k)(1)(C) $19,750,572
Short-Term Capital Gain Dividends Distributed §871(k)(2)(C) $9,157,577
Section 163(j) Interest Earned §163(j) $23,986,631

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Annual Report
George Putnam Balanced Fund
Trustee approval of management contracts
(unaudited)
Consideration of your fund’s management and sub-advisory contracts
At their meeting on June 27, 2025, the Board of Trustees (“Board”) of your fund, including all of the Trustees who are not
“interested persons” (as this term is defined in the Investment Company Act of 1940, as amended (the “1940 Act”)) of the
Putnam mutual funds and exchange-traded funds (collectively, the “funds”) (the “Independent Trustees”) approved the continuance of a management contract with Putnam Investment Management, LLC (the “Advisor”), a subadvisory agreement between the Advisor and Franklin Templeton Investment Management Limited (“FTIML”), and a subadvisory agreement between the Advisor and Franklin Advisers, Inc. (“Franklin Advisers” and together with FTIML, the “Subadvisors”) (collectively, the “Management Contracts”). The Advisor, FTIML, and Franklin Advisers are each direct or indirect, wholly-owned subsidiaries of Franklin Resources, Inc. (together with its subsidiaries “Franklin Templeton”).
General conclusions
The Board oversees the management of each fund and, as required by law, determines annually whether to approve the continuance of your fund’s management contract with the Advisor and the sub-advisory contract with respect to your fund between the Advisor and each Subadvisor. Because the Subadvisors are affiliates of the Advisor and the Advisor remains fully responsible for all services provided by the Subadvisors, the Trustees did not attempt to evaluate the Subadvisors as separate entities. All references to the Advisor describing the Board’s considerations should be deemed to include references to the applicable Subadvisor as necessary or appropriate in the context. The Board, with the assistance of its Contract Committee, requests and evaluates all information it deems reasonably necessary under the circumstances in connection with its annual contract review. The Contract Committee consists solely of Independent Trustees.
Changes In and Disagreements with Accountants
For the period covered by this report
Not applicable.
Results of Meeting(s) of Shareholders
For the period covered by this report
Not applicable.
Remuneration Paid to Directors, Officers and Others
For the period covered by this report
Refer to the financial statements included herein. Remuneration to officers is paid by the Fund’s investment manager according to the terms of the agreement.
Board Approval of Management and Subadvisory Agreements
For the period covered by this report

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At the outset of the review process, the Board’s independent staff and independent legal counsel, as defined in Rule 0-1(a)
(6) under the 1940 Act (their “independent legal counsel”), considered any possible changes to the annual contract review materials furnished to the Contract Committee in prior years and, as applicable, identified those changes to the Advisor.
Following these discussions and in consultation with the Contract Committee, the Independent Trustees’ independent legal counsel submitted an initial request that the Advisor and its affiliates furnish specified information, together with any additional information the Advisor considered relevant, to the Contract Committee. Over the course of several months ending in June
2025, the Contract Committee met on a number of occasions with representatives of the Advisor, and separately in executive session, to consider the information that the Advisor provided, including information provided in response to supplemental requests submitted by independent legal counsel. Throughout this process, the Contract Committee was assisted by the
Board’s independent staff and by independent legal counsel.
At the Board’s June 2025 meeting, the Contract Committee met in executive session to discuss and consider its recommendations with respect to the continuance of the Management Contracts. At that meeting, the Contract Committee also met in executive session with the other Independent Trustees to review a summary of the process undertaken by the Contract
Committee and key information that the Contract Committee considered in the course of its review. The Contract Committee then presented its written report, which summarized the key factors that the Committee had considered and set forth its recommendations. The Contract Committee recommended, and the Independent Trustees approved, the continuance of your fund’s Management Contracts, effective July 1, 2025.
In considering the continuance of the Management Contracts, the Board took into account a number of factors, including:
1. That the fee schedule in effect for your fund represented reasonable compensation in light of the nature and quality of the services being provided to the fund, the fees paid by competitive funds, the costs incurred by the Advisor in providing services to the fund and the application of certain reductions and waivers noted below;
2. That the fee schedule in effect for your fund represented an appropriate sharing between fund shareholders and the Advisor of any economies of scale that may exist in the management of the fund at current asset levels;
3. That the funds benefited, and were expected to continue to benefit, from Franklin Templeton’s large retail and institutional global distribution capabilities and significant network of intermediary relationships, which may provide additional opportunities for the funds to increase assets and reduce the impact of expenses by spreading them over a larger asset base;
4. Potential benefits to shareholders of the funds that could result from the alignment of certain fund features and shareholder benefits with those of other funds sponsored by the Advisor and its affiliates and access to a broader array of investment opportunities; and
5. The financial strength, reputation, experience and resources of Franklin Templeton and its investment advisory subsidiaries.
These conclusions were based on a comprehensive consideration of all information provided to the Trustees and were not the result of any single factor. Some of the factors that figured particularly in the Trustees’ deliberations and how the Trustees considered these factors are described below, although individual Trustees may have evaluated the information presented differently, giving different weights to various factors. It is also important to recognize that the management arrangements for your fund and the other funds are the result of many years of review and discussion between the Independent Trustees and management, occurring both in connection with formal contract reviews as well as throughout the year and that the Trustees’
conclusions may be based, in part, on their consideration of fee arrangements in previous years. For example, with certain exceptions primarily involving newer funds (including the exchange-traded funds) or repositioned funds, the current fee arrangements under the vast majority of the funds’ management contracts were first implemented at the beginning of 2010 following extensive review by the Contract Committee and discussions with management, as well as approval by shareholders.

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Management fee schedules and total expenses
The Trustees reviewed the management fee schedules in effect for all funds, including fee levels and any breakpoints. Under its management contract, your fund has the benefit of breakpoints in its management fee schedule that provide shareholders with reduced fee levels as assets under management of other mutual funds sponsored by the applicable Advisor (or that have been deemed to be sponsored by the Advisor for the purpose of the management fee calculation) increase. The Trustees also reviewed the total expenses of each fund, recognizing that in most cases management fees represented the major, but not the sole, determinant of total costs to fund shareholders. (Two mutual funds and each of the exchange-traded funds, have implemented (or, in the case of ten municipal income funds that are converting into exchange-traded funds, will implement) so-
called “all-in” or unitary management fees covering substantially all routine fund operating costs.)
In reviewing fees and expenses, the Trustees generally focus their attention on material changes in circumstances — for example, changes in assets under management, changes in a fund’s investment strategy, changes in the Advisor’s operating costs or profitability, or changes in competitive practices in the fund industry — that suggest that consideration of fee changes might be warranted. The Trustees concluded that the circumstances did not indicate that changes to the management fee schedule for your fund would be appropriate at this time.
As in the past, the Trustees also focused on the competitiveness of each fund’s total expense ratio. The Trustees, the Advisor and the funds’ investor servicing agent, Putnam Investor Services, Inc. (“PSERV”), have implemented expense limitations that were in effect during your fund’s fiscal year ending in 2024.
These expense limitations were: (i) a contractual expense limitation applicable to specified mutual funds (including your fund) of 25 basis points on investor servicing fees and expenses and (ii) a contractual expense limitation applicable to specified mutual funds (including your fund) of 20 basis points on so-called “other expenses” (i.e., all expenses exclusive of management fees, distribution fees, investor servicing fees, investment-related expenses, interest, taxes, brokerage commissions, acquired fund fees and expenses and extraordinary expenses).
These expense limitations attempt to maintain competitive expense levels for the funds. Most funds (including your fund)
had sufficiently low expenses that these expense limitations were not operative during their fiscal years ending in 2024. The
Advisor and PSERV have agreed to maintain these expense limitations until at least November 30, 2026. The Advisor and
PSERV’s commitment to these expense limitation arrangements, which were intended to support an effort to have the mutual fund expenses meet competitive standards, was an important factor in the Trustees’ decision to approve the continuance of your fund’s Management Contracts.
The Trustees reviewed comparative fee and expense information for a custom group of competitive funds selected by
Broadridge Financial Solutions, Inc. (“Broadridge”). This comparative information included your fund’s percentile ranking for effective management fees and total expenses (excluding any applicable 12b-1 fees), which provides a general indication of your fund’s relative standing. In the custom peer group, your fund ranked in the first quintile in effective management fees
(determined for your fund and the other funds in the custom peer group assuming the same fund asset size for your fund and the other funds in the custom peer group and the applicable contractual management fee schedule) and in the second quintile in total expenses (excluding any applicable 12b-1 fees) as of December 31, 2024. The first quintile represents the least expensive funds and the fifth quintile the most expensive funds. The fee and expense data reported by Broadridge as of
December 31, 2024 reflected the most recent fiscal year-end data available in Broadridge’s database at that time.
In connection with their review of fund management fees and total expenses, the Trustees also reviewed the costs of the services provided and the profits realized by the Advisor and its affiliates from their contractual relationships with the funds. This information included trends in revenues, expenses and profitability of the Advisor and its affiliates relating to the investment management, investor servicing and distribution services provided to the funds, as applicable. In this regard, the
Trustees also reviewed an analysis of the revenues, expenses and profitability of the Advisor and its affiliates, allocated on a fund-by-fund basis, with respect to (as applicable) the funds’ management, distribution and investor servicing contracts. For

George Putnam Balanced Fund

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Annual Report
each fund, the analysis presented information about revenues, expenses and profitability in 2024 for each of the applicable agreements separately and for the agreements taken together on a combined basis. The Trustees concluded that, at current asset levels, the fee schedules in place for each of the funds, including the fee schedule for your fund, represented reasonable compensation for the services being provided and represented an appropriate sharing between fund shareholders and the
Advisor of any economies of scale as may exist in the management of the funds at that time.
The information examined by the Trustees in connection with their annual contract review for the funds included information regarding services provided and fees charged by the Advisor and certain affiliates to other clients in similar asset categories, including other 1940 Act funds advised by the Advisor but overseen by a board of trustees other than the Board, sub-advised
U.S. mutual funds, exchange-traded funds, other U.S. products (such as collective investment trusts, private funds, and separately managed and institutional accounts), non-U.S. funds, and other non-U.S. products. This information included, for products that are managed by the same portfolio team in a similar asset category to those of the funds, comparisons of the fees charged to other clients, by category, with fees charged to the funds, as well as a detailed assessment of the differences in the services provided to these clients as compared to the services provided to the funds. The Trustees observed that the differences in fee rates between these clients and the funds are by no means uniform when examined by individual asset classes, suggesting that differences in the pricing of investment management services to these types of clients may reflect, among other things, historical competitive forces operating in separate marketplaces, the characteristics of different clients, the particulars of different fee structures, factors unique to specific market segments, and the distinct risks and costs associated with providing services to different clients. The Trustees considered the fact that in many cases fee rates across different asset classes are higher on average for 1940 Act-registered funds than for other clients, and the Trustees also considered the differences between the services that the Advisor provides to the funds and those that it provides to its other clients. The
Trustees did not rely on these fee comparisons to any significant extent in concluding that the management fees paid by your fund are reasonable.
Investment performance
The quality of the investment process provided by the Advisor represented a major factor in the Trustees’ evaluation of the quality of services provided by the Advisor under your fund’s Management Contracts. The Trustees were assisted in their review of the Advisor’s investment process and performance by the work of the investment oversight committees of the
Trustees and the full Board, which meet on a regular basis with individual portfolio managers and with senior investment management of the Advisor throughout the year. The Trustees concluded that the Advisor generally provides a high-quality investment process — based on the experience and skills of the individuals assigned to the management of fund portfolios, the resources made available to them and in general the Advisor’s ability to attract and retain high-quality personnel — but also recognized that this does not guarantee favorable investment results for every fund in every time period.
The Trustees considered that, in the aggregate, peer-relative and benchmark-relative fund performance was strong in 2024 against a constructive yet complex investing environment. The S&P 500 was up 25% in 2024, but significant concentration of returns among large cap and technology stocks and periods of volatility posed challenges in the market. The Bloomberg
Aggregate fixed income index was up slightly over 1% amidst many moving pieces, with the Federal Reserve cutting the
Effective Federal Funds rate from 5.25% at year-end 2023 to 4.25% at year-end 2024, with three cuts in the latter part of the year, while also trying to manage inflation concerns. Ten-year Treasury yields ended 2024 at 4.6% up from 3.9% at year-end
2023. Corporate earnings and employment figures continued to generally show strength during the year, while geopolitical tensions were closely watched.
For the one-year period ended December 31, 2024, the Trustees noted that the funds, on an asset-weighted basis, ranked in the 27th percentile of their peers as determined by Lipper Inc. (“Lipper”) and, on an asset-weighted basis, outperformed their benchmarks by 3.0% gross of fees over the one-year period. The Committee also noted that the funds’ aggregate performance over longer-term periods continued to be strong, with the funds, on an asset-weighted basis, ranking in the 20th,
22nd and 20th percentiles of their Lipper peers over the three-year, five-year and ten-year periods ended December 31, 2024, respectively. The Trustees further noted that the funds, in the aggregate, outperformed their benchmarks on a gross basis for

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Annual Report
each of the three-year, five-year and ten-year periods. The Trustees also considered the Morningstar Inc. ratings assigned to the funds and that 52 funds were rated four or five stars at the end of 2024, which represented an increase of seven funds year-over-year. The Trustees also considered that 25 funds were five-star rated at the end of 2024, which was also a year-
over-year increase of seven funds.
The Board noted, however, the disappointing investment performance of some funds for periods ended December 31, 2024 and considered information provided by the Advisor regarding the factors contributing to the underperformance and, where relevant, actions being taken to improve the performance of these particular funds. The Trustees indicated their intention to continue to monitor the performance of those funds.
For purposes of the Trustees’ evaluation of the funds’ investment performance, the Trustees generally focus on a competitive industry ranking of each fund’s total net return over a one-year, three-year and five-year period. For a number of funds with relatively unique investment mandates for which the Advisor informed the Trustees that meaningful competitive performance rankings are not considered to be available, the Trustees evaluated performance based on their total gross and net returns and comparisons of those returns to the returns of selected investment benchmarks. In the case of your fund, the Trustees considered that its class A share cumulative total return performance at net asset value was in the following quartiles of its
Lipper peer group (Lipper Mixed-Asset Target Allocation Moderate Funds) for the one-year, three-year and five-year periods ended December 31, 2024 (the first quartile representing the best-performing funds and the fourth quartile the worst-
performing funds):
For the one-, three-, and five-year periods ended December 31, 2024, your fund’s performance was in the top decile of its
Lipper peer group. Over the one-year, three-year and five-year periods ended December 31, 2024, there were 530, 521 and
482 funds, respectively, in your fund’s Lipper peer group. (When considering performance information, shareholders should be mindful that past performance is not a guarantee of future results.)
The Trustees noted that the Advisor had made internal promotions and other portfolio management assignment changes in
2024 to strengthen its investment teams providing services to the funds.
Brokerage and soft-dollar allocations; distribution and investor servicing
The Trustees considered various potential benefits that the Advisor may receive in connection with the services it provides under the management contract with your fund. These include benefits related to brokerage allocation and the use of soft dollars, whereby a portion of the commissions paid by a fund for brokerage may be used to acquire research services that are expected to be useful to the Advisor in managing the assets of the fund and of other clients. Subject to policies approved by the Trustees, soft dollars generated by these means may be used to acquire brokerage and research services (including proprietary executing broker research, third-party research and market data) that enhance the Advisor’s investment capabilities and supplement the Advisor’s internal research efforts. The Trustees indicated their continued intent to monitor regulatory and industry developments in this area with the assistance of their Contract Committee. In addition, with the assistance of their
Contract Committee, the Trustees indicated their continued intent to monitor the allocation of the funds’ brokerage in order to ensure that the principle of seeking best price and execution remains paramount in the portfolio trading process.
The Advisor may also receive benefits from payments that funds make to the Advisor for distribution services and investor services. In conjunction with the annual review of your fund’s management and sub-advisory contracts, the Trustees reviewed your fund’s investor servicing agreement with PSERV and its distributor’s contract and distribution plans with Franklin
Distributors, LLC (“Franklin Distributors”), both of which are affiliates of the Advisor. The Trustees concluded that the fees payable by the mutual funds to PSERV and Franklin Distributors for such services were fair and reasonable in relation to
One-year period Three-year period Five-year period
1st 1st 1st

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the nature and quality of such services, the fees paid by competitive funds and the costs incurred by PSERV and Franklin
Distributors in providing such services. Furthermore, the Trustees were of the view that the investor services provided by
PSERV were required for the operation of the mutual funds, and that they were of a quality at least equal to those provided by other providers.

38900-AFSOI 09/25
© 2025 Franklin Templeton. All rights reserved.

ITEM 8.	CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

ITEM 9.	PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

ITEM 10.	REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

ITEM 11.	STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR, as applicable.

ITEM 12.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 14.	PURCHASES OF SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 15.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees that would require disclosure herein.

ITEM 16.	CONTROLS AND PROCEDURES.

(a)	The Registrant’s principal executive officer and principal financial officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	During the period covered by this report, the Registrant transitioned to a new third-party service provider who performs certain accounting and administrative services for the Registrant that are subject to Franklin Templeton’s oversight.

ITEM 17.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 18.	RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION.

(a)	Not applicable.

(b)	Not applicable.

ITEM 19.	EXHIBITS.

(a) (1) Code of Ethics attached hereto.

Exhibit 99.CODE ETH

(a) (3) Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.CERT

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.906CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

George Putnam Balanced Fund

By:	/s/ Jonathan S. Horwitz
Jonathan S. Horwitz
Principal Executive Officer

Date:	September 26, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jonathan S. Horwitz
Jonathan S. Horwitz
Principal Executive Officer

Date:	September 26, 2025

By:	/s/ Jeffrey White
Jeffrey White
Principal Financial Officer

Date:	September 26, 2025